JPMorgan Municipal ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.5% (a)
Alabama — 2.9%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	17,000,000	17,377,238
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455,000	8,536,572
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,152,044
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,010,000	1,093,582
Series 2024B, Rev., 5.00%, 9/1/2032 (c)	5,830,000	6,301,070
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	31,180,000	33,817,766
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	16,350,000	17,659,159
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	2,820,000	2,895,467
County of Jefferson sewer
Rev., 5.00%, 10/1/2037	6,000,000	6,608,034
Rev., 5.25%, 10/1/2042	2,000,000	2,152,389
Energy Southeast A Cooperative District
Series 2023A-1, Rev., 5.50%, 1/1/2031 (c)	5,000,000	5,464,536
Series 2025A, Rev., 5.00%, 11/1/2035	4,545,000	4,906,168
Lower Alabama Gas District (The), Gas Project
Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,340,943
Series 2025A, Rev., 5.00%, 12/1/2033	22,895,000	24,136,919
Mobile County Industrial Development Authority, Calvert LLC Project
Series 2024A, Rev., AMT, 5.00%, 6/1/2054	2,400,000	2,326,833
Series 2024B, Rev., AMT, 4.75%, 12/1/2054	10,000,000	9,327,671
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	5,000,000	5,167,647
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (c)	2,800,000	2,802,053
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,500,000	1,608,753
Southeast Energy Authority A Cooperative District
Series 2025C, Rev., 5.00%, 2/1/2031 (c)	8,530,000	9,156,883
Series 2025D, Rev., 5.00%, 9/1/2035	2,500,000	2,739,591
Southeast Energy Authority A Cooperative District Project No. 6 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,870,000	6,240,757
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	8,820,000	8,994,244
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,074,541
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	101,046
Total Alabama		183,981,906
Alaska — 0.3%
Alaska Housing Finance Corp., State Capital Project Series II 2024A, Rev., 5.00%, 12/1/2027	1,000,000	1,045,414
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2033	1,500,000	1,585,101
Series 2019A, Rev., 4.00%, 10/1/2034	2,110,000	2,139,234
Series 2019A, Rev., 4.00%, 10/1/2036	2,455,000	2,465,142
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2030	1,875,000	2,059,906
Borough of North Slope
GO, 5.00%, 6/30/2026	1,000,000	1,013,316
GO, 5.00%, 6/30/2027	1,220,000	1,263,925
Municipality of Anchorage Series 2024A, Rev., AMT, 5.50%, 2/1/2030	1,800,000	1,961,094

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	1,720,000	1,680,298
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	41,385,000	4,726,064
Total Alaska		19,939,494
Arizona — 2.2%
Arizona Board of Regents, State University
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	116,037
Series 2025A, Rev., 5.00%, 7/1/2033	3,500,000	4,043,256
Series 2025A, Rev., 5.00%, 7/1/2034	2,735,000	3,193,823
Arizona Industrial Development Authority, Academies of Math and Science Projects, Rev., 4.50%, 7/1/2033 (b)	465,000	466,681
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2023A, Rev., 5.00%, 11/1/2030	1,505,000	1,631,256
Series 2022A, Rev., 5.00%, 11/1/2034	1,550,000	1,691,951
Series 2022A, Rev., 5.00%, 11/1/2036	1,775,000	1,910,877
Series 2024A, Rev., 5.00%, 11/1/2040	1,090,000	1,156,857
Series 2024A, Rev., 5.00%, 11/1/2043	1,000,000	1,027,737
Series 2023A, Rev., 5.25%, 11/1/2053	1,000,000	1,020,853
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	3,415,000	3,170,700
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	232,016
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	244,818
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,430,000	1,316,016
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2041	1,000,000	920,291
Arizona Industrial Development Authority, Multi-Family The Ranches At Gunsmoke Project, Rev., 5.00%, 11/1/2026 (c)	2,580,000	2,625,314
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund
Series 2023A, Rev., 5.00%, 11/1/2028	4,325,000	4,513,062
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	196,031
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,061,088
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	2,046,457
City of Buckeye
GO, 5.00%, 7/1/2042	1,080,000	1,190,961
GO, 5.00%, 7/1/2043	1,000,000	1,091,702
City of Buckeye, Excise Tax
Rev., 5.00%, 7/1/2036	1,350,000	1,572,735
Rev., 5.00%, 7/1/2037	1,600,000	1,847,539
Rev., 5.00%, 7/1/2038	1,250,000	1,431,474
City of Glendale Water and Sewer, Senior Lien
Rev., 5.00%, 7/1/2040	475,000	532,740
Rev., 5.00%, 7/1/2040	280,000	317,135
Rev., 5.00%, 7/1/2041	470,000	526,627
Rev., 5.00%, 7/1/2043	410,000	448,286
City of Lake Havasu City Wastewater System, Senior Lien
GO, 5.00%, 7/1/2039	1,300,000	1,487,308
GO, 5.00%, 7/1/2041	500,000	558,947

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Mesa Utility System
Rev., A.G., 5.00%, 7/1/2029	1,750,000	1,890,767
Rev., A.G., 5.00%, 7/1/2031	1,375,000	1,543,019
Rev., A.G., 5.00%, 7/1/2032	2,000,000	2,277,632
Rev., A.G., 5.00%, 7/1/2033	1,000,000	1,152,330
Rev., A.G., 5.00%, 7/1/2034	2,000,000	2,329,048
Rev., A.G., 5.00%, 7/1/2035	1,000,000	1,173,247
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	1,680,000	1,835,831
Series 2023, Rev., 5.00%, 7/1/2043	3,020,000	3,243,766
City of Phoenix Civic Improvement Corp., Subordinate Excise Tax
Series 2025A, Rev., 5.00%, 7/1/2037	2,405,000	2,783,557
Series 2025C, Rev., 5.00%, 7/1/2037	6,750,000	7,812,478
City of Scottsdale, Project of 2019, GO, 4.00%, 7/1/2041	1,095,000	1,136,387
City of Yuma Water and Sewer
Series 2025A, Rev., A.G., 5.00%, 7/1/2042	625,000	686,041
Series 2025A, Rev., A.G., 5.00%, 7/1/2043	300,000	326,006
Glendale Union High School District No. 205, Arizona School Improvement Project of 2024 Series 2024A, GO, A.G., 5.00%, 7/1/2036	325,000	373,900
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700,000	718,163
Series 2018A, Rev., 5.00%, 7/1/2029	1,300,000	1,333,063
Maricopa County Industrial Development Authority, Banner Health Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,385,000	1,395,564
Maricopa County Industrial Development Authority, Honorhealth
Series 2019A, Rev., 5.00%, 9/1/2037	1,250,000	1,300,034
Series 2024D, Rev., 5.00%, 12/1/2042	2,850,000	3,030,912
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000,000	1,051,937
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (b)	215,000	205,373
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (b)	1,885,000	1,883,391
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	31,120
Maricopa County Unified School District No. 60 Higley, COP, A.G., 5.00%, 6/1/2036	100,000	110,557
Maricopa County Unified School District No. 69 Paradise Valley, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2039	1,000,000	1,141,428
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
GO, 5.00%, 7/1/2036	1,250,000	1,443,499
GO, 5.00%, 7/1/2037	1,250,000	1,431,859
GO, 5.00%, 7/1/2039	1,200,000	1,354,363
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024A, GO, A.G., 5.00%, 7/1/2040	1,190,000	1,317,327
Salt River Project Agricultural Improvement and Power District Series 2023A, Rev., 5.00%, 1/1/2047	2,770,000	2,913,967
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000,000	3,143,170
Series 2017A, Rev., 5.00%, 1/1/2034	6,000,000	6,276,547
Series 2024B, Rev., 5.00%, 5/1/2039	6,000,000	6,839,655
Series 2025C, Rev., 5.00%, 1/1/2046	2,000,000	2,157,493
Series 2025C, Rev., 5.00%, 1/1/2047	2,460,000	2,637,782
Series 2025C, Rev., 5.00%, 1/1/2051	13,500,000	14,299,447
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	101,672

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 7/1/2026	1,570,000	1,591,188
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2054	5,000,000	5,244,365
Total Arizona		135,108,460
Arkansas — 0.1%
Arkansas Development Finance Authority, Hybar Steel Project Series 2023A, Rev., AMT, 6.88%, 7/1/2048 (b)	1,000,000	1,076,313
City of Springdale Water and Sewer, Rev., 5.00%, 9/1/2033	1,000,000	1,099,138
University of Arkansas, Various Facilities Fayetteville Campus Series 2024B, Rev., 5.00%, 11/1/2031	1,055,000	1,192,149
Total Arkansas		3,367,600
California — 6.0%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	6,500,000	4,372,105
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	500,000	479,953
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565,000	2,693,761
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	3,910,000	4,182,050
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	26,665,000	27,150,596
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	5,000,000	5,353,528
Series 2024E, Rev., 5.00%, 9/1/2032 (c)	3,000,000	3,226,107
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	6,370,000	7,027,662
Series 2025F, Rev., 5.00%, 11/1/2033	21,500,000	23,547,275
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	42,475,000	46,575,430
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	17,000,000	3,917,115
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	2,500,000	2,381,955
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400,000	411,869
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	25,260,000	4,840,288
California County Tobacco Securitization Agency, Sonoma County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,000,000	1,196,840
California Health Facilities Financing Authority Series 2025A, Rev., 5.00%, 2/1/2044	1,000,000	1,072,114
California Health Facilities Financing Authority, Adventist Health System
Series 2024A, Rev., 5.00%, 12/1/2034	4,900,000	5,516,248
Series 2024A, Rev., 5.00%, 12/1/2036	3,355,000	3,716,544
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,420,000	2,240,399
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	4,000,000	3,528,373
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 4.00%, 11/15/2042	4,000,000	3,902,547
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025 B, Rev., 12.00%, 11/2/2026 ‡ (c)	24,485,000	19,588,000
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	5,044,530
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,890,000	2,137,362
California Municipal Finance Authority, Class 1, Rev., 4.33%, 11/20/2040 (c)	2,998,103	3,005,489
California Municipal Finance Authority, Community Health System
Series 2021A, Rev., 5.00%, 2/1/2033	800,000	871,691
Series 2021A, Rev., A.G. - CR, 3.00%, 2/1/2046	5,000,000	4,005,566
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2028	1,430,000	1,489,553
Series 2024, Rev., 5.00%, 11/15/2029	1,000,000	1,055,066
Series 2024, Rev., 5.00%, 11/15/2031	1,105,000	1,193,250

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,675,000	1,734,137
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	1,750,000	1,846,807
California Municipal Finance Authority, Waste Management, Inc., Project Series 2020, Rev., AMT, VRDO, 3.80%, 3/2/2026 (c)	2,250,000	2,250,000
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	1,865,000	2,012,818
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,181,322
Rev., AMT, 5.00%, 11/21/2045 (b)	1,000,000	1,027,630
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-1, Rev., AMT, 3.45%, 1/15/2026 (b) (c)	1,000,000	1,000,073
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	4,000,000	3,921,715
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (b)	825,000	850,072
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2028	875,000	936,357
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2018A, Rev., 5.25%, 12/1/2048 (b)	1,390,000	1,395,760
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	9,250,000	9,250,441
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	2,350,000	2,463,719
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500,000	1,524,623
City and County of San Francisco, Multiple Capital Improvement Projects Series 2025R-1, COP, 5.00%, 4/1/2041	5,000,000	5,630,150
City of Aliso Viejo, COP, 4.00%, 11/1/2028	175,000	182,990
City of Los Angeles, Rev., TRAN, 5.00%, 6/25/2026	13,000,000	13,192,786
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,240,000	1,323,569
City of Los Angeles, Wastewater System, Subordinate Series 2025A, Rev., 5.00%, 6/1/2055	3,000,000	3,204,974
Colton Joint Unified School District, Election of 2014
Series A, GO, Zero Coupon, 8/1/2047	1,750,000	635,285
Series A, GO, Zero Coupon, 8/1/2048	2,000,000	687,895
Series A, GO, Zero Coupon, 8/1/2049	1,250,000	407,450
Series A, GO, Zero Coupon, 8/1/2050	1,500,000	463,098
Desert Community College District, Election of 2016, GO, 4.00%, 8/1/2051	4,000,000	3,830,315
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	2,500,000	2,425,714
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (d)	250,000	266,757
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	97,200,000	10,421,201
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, A.G., Zero Coupon, 8/1/2026	19,585,000	19,240,800
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	295,736
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	357,626
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	450,355
Series 2022A, Rev., 5.00%, 11/1/2034	200,000	230,879
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (c)	3,000,000	3,002,296
Los Angeles Department of Water and Power System
Series 2021C, Rev., 4.00%, 7/1/2026	6,285,000	6,328,451
Series 2024C, Rev., 5.00%, 7/1/2026	7,115,000	7,219,741
Los Angeles Department of Water and Power Water System Series 2020C, Rev., 5.00%, 7/1/2032	1,000,000	1,091,109

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2055	3,000,000	3,124,425
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	2,000,000	1,903,776
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2036	1,150,000	739,393
GO, Zero Coupon, 7/1/2037	1,950,000	1,196,976
GO, Zero Coupon, 7/1/2041	1,250,000	641,224
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000,000	958,380
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	1,000,000	1,219,959
Mt San Antonio Community College District, Election of 2016 Series 2025A, GO, 5.00%, 8/1/2050	1,500,000	1,619,926
Municipal Improvement Corp. of Los Angeles, Real Property Series 2016B, Rev., 4.00%, 11/1/2035	3,000,000	3,011,620
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,500,000	1,518,295
Ontario Public Financing Authority Series 2025A, Rev., 4.50%, 11/1/2055	4,000,000	4,043,452
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., A.G., 5.00%, 11/1/2033	140,000	163,244
Petaluma Public Financing Authority, Road Improvement Projects, Rev., 5.00%, 5/1/2026	120,000	121,253
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	100,000	100,826
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000,000	1,027,546
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, A.G., 5.00%, 9/1/2029	100,000	107,979
Series 2022A-1, A.G., 5.00%, 9/1/2030	330,000	366,087
Series 2022A-1, A.G., 5.00%, 9/1/2042	1,000,000	1,073,921
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2051	5,180,000	5,263,045
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,231,936
Series 2020C, Rev., AMT, 5.25%, 7/1/2043	4,400,000	4,777,364
Series 2025B, Rev., AMT, 5.25%, 7/1/2044	7,500,000	8,080,367
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,647,227
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,200,000	1,200,981
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	2,045,000	2,330,808
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000,000	2,030,203
Series C, GO, 4.00%, 9/1/2043	1,990,000	2,004,107
Solano Irrigation District, Water, COP, 4.00%, 8/1/2031	285,000	299,914
Southern California Logistics Airport Authority, Junior Lien
Series 2025A, Rev., A.G., 5.00%, 12/1/2039	1,000,000	1,155,337
Series 2025A, Rev., A.G., 5.00%, 12/1/2040	1,000,000	1,143,907
Series 2025A, Rev., A.G., 5.00%, 12/1/2043	1,000,000	1,106,442
State of California, Various Purpose, GO, 5.00%, 11/1/2032	335,000	374,180
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	118,434
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	3,004,737
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,184,503
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000,000	1,000,375
Vista Joint Powers Financing Authority Series 2025A, Rev., 5.00%, 5/1/2036	1,200,000	1,445,894
West Hills Community College District School Facilities Improvement District 1, GO, A.G., 4.00%, 8/1/2037	1,650,000	1,711,135
Total California		377,057,095

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — 3.1%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2043	3,375,000	3,846,696
Adams County Housing Authority, Maiker Housing Partners Multifamily Housing, Overlook At Thornton Series 2023, Rev., 4.50%, 5/1/2026 (c)	3,300,000	3,323,302
Baseline Metropolitan District No. 1
Series 2024A, GO, A.G., 5.00%, 12/1/2025	300,000	300,000
Series 2024A, GO, A.G., 5.00%, 12/1/2026	500,000	510,349
Series 2024A, GO, A.G., 5.00%, 12/1/2027	1,000,000	1,042,473
Series 2024A, GO, A.G., 5.00%, 12/1/2028	580,000	616,680
Series 2024A, GO, A.G., 5.00%, 12/1/2030	1,500,000	1,656,312
Series 2024A, GO, A.G., 5.00%, 12/1/2031	1,000,000	1,110,038
Board of Governors of Colorado State University System Series 2017C, Rev., 5.00%, 3/1/2043	4,770,000	4,889,472
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	239,618
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	3,007,513
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,115,441
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	10,505,000	10,932,463
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750,000	9,485,786
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000,000	5,578,706
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	3,380,000	3,155,013
City of Colorado Springs Utilities System Series 2025A, Rev., 5.00%, 11/15/2037	5,900,000	6,874,603
City of Colorado Springs, Multi Family Housing Bradley Apartments Project, Rev., 3.15%, 12/1/2029 (c)	5,000,000	4,993,674
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574,000	465,008
Colorado Health Facilities Authority Series 2025A, Rev., 5.25%, 5/15/2048	1,000,000	1,012,867
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	4,750,000	5,101,444
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	5,000,000	5,444,486
Series 2021A, Rev., 4.00%, 11/15/2050	5,750,000	5,168,615
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225,000	1,266,881
Colorado Health Facilities Authority, CommonSpirit Health
Series 2024A, Rev., 5.00%, 12/1/2029	7,630,000	8,168,316
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000,000	1,068,103
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000,000	2,131,494
Series 2025A, Rev., 5.00%, 9/1/2032	8,300,000	9,217,539
Series 2019A-1, Rev., 4.00%, 8/1/2037	1,510,000	1,515,214
Series 2019A-2, Rev., 5.00%, 8/1/2044	12,650,000	12,770,045
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2028	1,000,000	1,042,168
Series 2025A, Rev., 5.00%, 12/1/2031	1,115,000	1,203,752
Series 2025A, Rev., 5.00%, 12/1/2033	1,000,000	1,092,670
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605,000	2,647,617
Colorado Housing and Finance Authority, Multi Family Mortgage Housing, Albion Apartments Project, Rev., 3.38%, 7/1/2028 (c)	5,000,000	5,026,930
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053	2,440,000	2,597,899
Series 2025M, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	11,250,000	12,575,724
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2026	350,000	357,391
COP, 5.00%, 12/15/2037	550,000	613,729

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
COP, 5.00%, 12/15/2038	600,000	665,477
County of Adams, COP, 4.00%, 12/1/2054	1,500,000	1,374,520
Denver City and County School District No. 1 Series 2025A, GO, 5.25%, 12/1/2035	4,040,000	4,830,115
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000,000	1,014,023
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	500,000	501,928
Rev., 5.25%, 12/1/2032	1,905,000	1,959,351
Fort Collins-Loveland Water District
Rev., 5.00%, 12/1/2038	1,150,000	1,323,965
Rev., 5.00%, 12/1/2039	1,300,000	1,486,363
Rev., 5.00%, 12/1/2040	1,875,000	2,122,627
Park Creek Metropolitan District
Rev., A.G., 5.00%, 12/1/2032	720,000	816,818
Rev., A.G., 5.00%, 12/1/2034	1,480,000	1,667,063
Rev., A.G., 5.00%, 12/1/2040	1,500,000	1,620,927
Rev., A.G., 5.00%, 12/1/2041	1,375,000	1,473,612
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	734,000	732,302
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (b)	750,000	754,230
Series 2021A, GO, 5.00%, 12/1/2041 (b)	750,000	731,436
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	14,500,000	15,874,256
State of Colorado
Series 2020A, COP, 4.00%, 12/15/2039	1,445,000	1,462,067
Series 2021A, COP, 4.00%, 12/15/2039	3,100,000	3,133,076
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,023,810
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515,000	1,196,827
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2026 (d)	5,000	5,061
Series 2017A-2, Rev., 5.00%, 6/1/2026	35,000	35,427
Vail Home Partners Corp., Colorado Housing Facilities, Rev., 5.88%, 10/1/2055 (b)	2,000,000	2,038,024
Verve Metropolitan District No. 1, GO, 5.75%, 12/1/2033	2,000,000	2,039,221
Total Colorado		193,048,557
Connecticut — 1.2%
City of Meriden
Series 2023, GO, 4.00%, 6/15/2041	715,000	728,353
GO, 4.00%, 6/15/2043	1,080,000	1,087,455
City of New Haven, GO, A.G., 5.00%, 8/1/2033	3,000,000	3,423,256
City of Norwalk Series 2023, GO, 4.00%, 8/15/2042	120,000	121,699
City of Stamford, Water Pollution Control System and Facility Series 2013A, Rev., 5.00%, 8/15/2029	300,000	300,525
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024B, Rev., 5.00%, 7/1/2029 (c)	3,750,000	3,987,556
Connecticut State Health and Educational Facilities Authority, Yale University Series 2024C-1, Rev., VRDO, 2.70%, 12/10/2025 (c)	40,000,000	40,000,000
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,515,000	1,545,639
State of Connecticut
Series 2025B, GO, 5.00%, 12/1/2028	4,365,000	4,674,479
Series 2025B, GO, 5.00%, 12/1/2030	1,000,000	1,115,936
Series 2022E, GO, 5.00%, 11/15/2035	2,815,000	3,185,005

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,265,000	2,571,518
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,126,732
Series 2021A, Rev., 4.00%, 5/1/2039	1,305,000	1,337,869
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024B, Rev., 5.00%, 7/1/2026	10,500,000	10,647,459
Total Connecticut		75,853,481
Delaware — 0.1%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000,000	989,262
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 3.60%, 1/1/2031	4,250,000	4,381,785
Delaware State Economic Development Authority, Newark Charter School, Inc., Project, Rev., 5.00%, 9/1/2040	1,550,000	1,586,780
Delaware State Economic Development Authority, St. Andrews School Project, Rev., 4.00%, 7/1/2041	1,190,000	1,192,355
Total Delaware		8,150,182
District of Columbia — 1.1%
District of Columbia Housing Finance Agency, Multi Family Housing 2911 Rhode Island Apartments Project Series 2025A, Rev., FHA, 5.00%, 3/1/2028	3,500,000	3,642,508
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025B, Rev., 5.25%, 10/1/2050	5,250,000	5,670,175
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	21,500,000	24,303,136
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	107,661
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	100,000	96,947
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	2,035,621
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2026	1,270,000	1,293,954
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,501,517
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,781,496
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750,000	5,943,628
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	10,690,000	10,357,288
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	12,500,000	13,210,574
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,679,341
Total District of Columbia		71,623,846
Florida — 3.7%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project Series 2024B, Rev., 0.00%, 6/1/2062 (b)	13,700,000	1,823,408
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023A, Rev., 5.13%, 6/15/2033 (b)	1,625,000	1,682,983
Series 2023A, Rev., 6.00%, 6/15/2043 (b)	2,060,000	2,111,405
Central Florida Expressway Authority, Senior Lien
Series 2025A, Rev., 5.00%, 7/1/2038	3,150,000	3,589,478
Series 2025A, Rev., 5.00%, 7/1/2039	2,850,000	3,226,996
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	50,570
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2026	1,690,000	1,724,101
Series 2024, Rev., 5.00%, 10/1/2028	1,400,000	1,491,075
Series 2024, Rev., 5.00%, 10/1/2029	1,305,000	1,418,786

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project, Rev., 4.00%, 11/1/2045	6,500,000	5,928,676
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	11,600,000	12,569,146
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	5,095,000	5,194,072
Cobb County Kennestone Hospital Authority, Ave Maria University, Inc. Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,953,527
County of Lee, Airport
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	439,379
Series 2021B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	2,021,143
County of Miami-Dade, Rev., Zero Coupon, 10/1/2040	5,000,000	2,747,777
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 4.00%, 10/1/2042 (e)	14,000,000	13,935,198
Series 2025A, Rev., 4.50%, 10/1/2051 (e)	8,000,000	7,816,881
County of Miami-Dade, Aviation System Series 2024A, Rev., AMT, 5.00%, 10/1/2035	4,805,000	5,340,588
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355,000	5,416,043
County of Miami-Dade, Jackson Health System, Rev., 5.50%, 6/1/2055	3,000,000	3,265,759
County of Palm Beach Series 2021A, Rev., 4.00%, 12/1/2032	2,070,000	2,195,333
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019B, Rev., 5.00%, 7/1/2032	250,000	266,975
Series 2024, Rev., 5.00%, 7/1/2049	2,000,000	2,100,795
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	224,017
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Rev., AMT, 5.25%, 7/1/2047	1,500,000	1,245,000
Rev., AMT, 5.50%, 7/1/2053	6,250,000	5,187,500
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,014,075
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., VRDO, 3.08%, 6/1/2026 (c)	1,410,000	1,410,000
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	1,105,000	1,100,093
Series 2024-5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,225,000	3,530,139
Series 2025 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2056	5,000,000	5,589,871
Florida Housing Finance Corp., Northside Transit Village III Series 2023B, Rev., GNMA COLL, 5.00%, 2/1/2026 (c)	1,000,000	1,003,152
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	8,000,000	8,187,574
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.63%, 11/15/2045 (b)	3,000,000	3,168,395
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	77,574
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2025A, Rev., 5.00%, 10/1/2034	3,770,000	4,311,185
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,394,071
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,874,797
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., A.G., 5.00%, 11/1/2028	100,000	106,404
Greater Orlando Aviation Authority, United Airlines, Inc., Project, Rev., AMT, 5.50%, 11/1/2036	2,560,000	2,775,774
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	3,260,000	3,431,048
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.85%, 12/1/2025 (c)	2,900,000	2,900,000
Jacksonville Housing Finance Authority, Multi- Family Egret Landing, Rev., 3.40%, 7/1/2028 (c)	3,250,000	3,259,665

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
JEA Electric System
Series 2024A- 3, Rev., A.G., 5.00%, 10/1/2037	1,950,000	2,232,543
Series 2024A-3, Rev., A.G., 5.00%, 10/1/2038	2,500,000	2,850,569
JEA Water and Sewer System Series 2024A, Rev., 5.50%, 10/1/2054	5,000,000	5,401,110
Lee County School Board (The)
Series 2023A, COP, 5.00%, 8/1/2042	6,725,000	7,237,714
Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,395,801
Marion County School Board, COP, A.G., 5.25%, 6/1/2044	1,465,000	1,573,196
Miami Beach Redevelopment Agency, City Center Historic Convention Village, Rev., A.G., 5.00%, 2/1/2036	3,000,000	3,400,471
Miami-Dade County Housing Finance Authority, Amber Station Series 2025A, Rev., 3.25%, 8/1/2029 (c)	7,750,000	7,787,317
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (c)	1,525,000	1,525,405
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	975,000	1,044,561
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	837,332
Orlando Utilities Commission Series 2024B, Rev., 5.00%, 10/1/2036	1,215,000	1,403,520
Orlando Utilities Commission, Utility System
Series 2025A, Rev., 5.00%, 10/1/2033	1,000,000	1,161,872
Series 2025A, Rev., 5.00%, 10/1/2034	1,095,000	1,287,349
Series 2025A, Rev., 5.00%, 10/1/2035	1,260,000	1,466,426
Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,155,160
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Rev., 5.00%, 11/15/2032	240,000	242,968
Series 2025B, Rev., 5.00%, 11/15/2049	3,485,000	3,439,473
Series 2025B, Rev., 5.00%, 11/15/2055	5,000,000	4,857,135
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.25%, 11/1/2055	4,250,000	4,342,027
Peace River Manasota Regional Water Supply Authority, Utility System
Series 2025A, Rev., 5.25%, 10/1/2044	6,780,000	7,392,387
Series 2025A, Rev., 5.25%, 10/1/2046	2,000,000	2,161,772
Series 2025A, Rev., 5.25%, 10/1/2047	5,055,000	5,448,858
Series 2025A, Rev., 5.25%, 10/1/2050	5,250,000	5,622,193
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (c)	750,000	753,544
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project
Series 2019A, Rev., 5.25%, 11/15/2039	1,500,000	1,492,663
Series 2019A, Rev., 5.50%, 11/15/2049	3,225,000	2,969,638
Series 2019A, Rev., 5.75%, 11/15/2054	2,000,000	1,887,529
Southeast Overtown Park West Community Redevelopment Agency, Flag Tax Increment
Series 2025A, Rev., A.G., 5.00%, 3/1/2033	2,500,000	2,812,221
Series 2025A, Rev., A.G., 5.00%, 3/1/2034	3,000,000	3,398,090
State of Florida Board of Education, Public Education Capital Outlay Series 2017B, GO, 5.00%, 6/1/2031	75,000	77,611
State of Florida Department of Transportation Turnpike System Series 2024D, Rev., 4.00%, 7/1/2048	1,390,000	1,305,973
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	76,075
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	42,364
University of Florida, Department of Housing and Residence Education Housing System Series 2021A, Rev., 5.00%, 7/1/2026	125,000	126,618
Village Community Development District No. 15
4.25%, 5/1/2028 (b)	200,000	202,128
4.85%, 5/1/2038 (b)	1,000,000	1,033,335
Total Florida		233,545,376

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — 4.2%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,500,000	1,512,416
Augusta Development Authority, AU Health System, Inc. Project Series 2018, Rev., 4.00%, 7/1/2038	3,995,000	4,009,469
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	4,000,000	4,060,733
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	11,090,000	10,104,600
City of Atlanta Department of Aviation
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2042	1,000,000	1,082,882
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2043	1,200,000	1,287,698
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2044	1,400,000	1,491,704
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2045	1,500,000	1,591,950
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,360,185
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,936,469
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project
Rev., 5.50%, 10/1/2050	1,750,000	1,919,076
Rev., 5.50%, 10/1/2053	2,000,000	2,186,958
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (c)	1,500,000	1,509,525
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,141,722
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,525,000	5,648,717
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,015,000	1,018,325
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,415,000	1,418,173
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2042	7,375,000	8,113,189
Fayette County Development Authority, United States Soccer Federation, Inc. Project, Rev., 5.25%, 10/1/2054	2,640,000	2,733,680
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	3,605,000	3,967,786
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	4,055,000	3,402,695
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175,000	1,138,186
Rev., 4.00%, 6/15/2037	1,500,000	1,516,927
Rev., 4.00%, 6/15/2038	1,425,000	1,436,960
Rev., 4.00%, 6/15/2039	1,785,000	1,799,214
Georgia Housing and Finance Authority Series 2025C, Rev., 6.25%, 12/1/2055	5,000,000	5,573,248
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2038	2,380,000	2,458,049
Henry County, Water and Sewerage Authority, Rev., A.G. - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000,000	5,286,845
Lawrenceville Housing Authority, Applewood Towers Project Series 2024B, Rev., 5.00%, 10/1/2027 (c)	1,615,000	1,671,626
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,500,000	2,549,550
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	30,240,000	31,730,784
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	14,215,000	15,075,798
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	5,390,000	5,702,417
Series 2023C, Rev., 5.00%, 9/1/2030 (c)	2,500,000	2,667,811
Series 2023D, Rev., 5.00%, 12/1/2030 (c)	3,500,000	3,718,517
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	18,190,000	19,632,321
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	4,230,000	4,536,606
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	14,690,000	15,810,660
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	18,310,000	19,755,042
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	17,500,000	19,209,605
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2023A, Rev., 5.00%, 7/1/2039	900,000	1,008,758

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia Project Series 2024B, Rev., 5.00%, 1/1/2028	1,000,000	1,046,053
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2049	8,500,000	8,521,456
Paulding County School District
GO, 5.00%, 2/1/2030	3,055,000	3,349,118
GO, 5.00%, 2/1/2031	1,750,000	1,957,860
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,134,180
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 2.90%, 12/1/2025 (c)	9,500,000	9,500,000
Savannah Georgia Convention Center Authority
Series 2025C, Rev., A.G., 5.00%, 6/1/2034	325,000	369,309
Series 2025C, Rev., A.G., 5.00%, 6/1/2038	250,000	278,504
Series 2025C, Rev., A.G., 5.00%, 6/1/2039	275,000	304,167
Series 2025C, Rev., A.G., 5.00%, 6/1/2040	300,000	327,897
Series 2025A, Rev., 5.25%, 6/1/2040	880,000	944,396
Series 2025C, Rev., A.G., 5.25%, 6/1/2041	450,000	495,231
Series 2025C, Rev., A.G., 5.25%, 6/1/2042	465,000	506,424
Series 2025C, Rev., A.G., 5.25%, 6/1/2043	535,000	577,031
Series 2025C, Rev., A.G., 5.50%, 6/1/2044	500,000	544,633
Series 2025C, Rev., A.G., 5.50%, 6/1/2045	380,000	411,944
Series 2025A, Rev., 5.13%, 6/1/2050	2,250,000	2,255,135
Series 2025C, Rev., A.G., 5.50%, 6/1/2050	1,400,000	1,502,291
Series 2025A, Rev., 5.25%, 6/1/2061	2,000,000	2,004,314
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	115,284
Rev., 5.25%, 2/1/2035	135,000	154,766
Total Georgia		262,076,869
Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,934,418
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2035	2,600,000	2,920,178
Total Guam		4,854,596
Hawaii — 0.3%
City and County of Honolulu
Series D, GO, 5.00%, 9/1/2032	45,000	46,656
Series 2025F, GO, 5.00%, 7/1/2033	9,590,000	11,086,341
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	30,920
State of Hawaii Airports System Series 2025C, Rev., AMT, 5.00%, 7/1/2043	3,150,000	3,317,672
State of Hawaii Department of Budget and Finance, The Queen's Health Systems Series 2025B, Rev., VRDO, LOC : Barclays Bank plc, 2.45%, 12/1/2025 (c)	5,125,000	5,125,000
Total Hawaii		19,606,589
Idaho — 0.5%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2021A, Rev., 5.00%, 3/1/2029	35,000	37,436
Series 2025B, Rev., 5.00%, 3/1/2032 (c)	10,295,000	11,232,819
Series 2025C, Rev., 5.00%, 3/1/2035 (c)	4,250,000	4,693,179
Idaho Housing and Finance Association, Federal Highway Trust Series 2015A, Rev., 5.00%, 7/15/2026	4,800,000	4,866,837
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	5,300,000	6,002,268

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Idaho — continued
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2025A, Rev., 4.00%, 8/15/2050	2,500,000	2,334,242
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	565,898
Total Idaho		29,732,679
Illinois — 5.4%
Board of Trustees of the University of Illinois (The) Series 2021A, Rev., 5.00%, 4/1/2029	450,000	482,248
Champaign County Community Unit School District No. 4 Champaign, School Building, GO, 5.00%, 1/1/2027	45,000	45,082
Chicago Board of Education Series 2016A, GO, 7.00%, 12/1/2025	26,875,000	26,875,000
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	3,000,000	3,210,278
Series 2023C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,872,827
Series 2023C, Rev., AMT, 5.00%, 1/1/2037	2,500,000	2,701,354
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	2,335,000	2,504,199
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,153,174
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,411,026
Series 2023, Rev., 5.00%, 1/1/2037	825,000	913,941
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	2,800,000	2,805,027
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	215,846
Series B, Rev., 5.00%, 1/1/2034	40,000	40,847
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	13,750,000	14,171,391
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	6,500,000	6,767,282
Series 2019A, GO, 5.50%, 1/1/2049	5,000,000	4,933,139
Series 2025A, GO, 6.00%, 1/1/2050	2,110,000	2,215,945
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	9,285,000	9,987,311
Series 2023B, Rev., A.G., 5.00%, 11/1/2039	3,160,000	3,398,180
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	365,000	379,696
City of Decatur, GO, 5.00%, 3/1/2027	130,000	130,734
City of Highland Park, GO, 4.00%, 12/30/2028	35,000	36,327
Cook County Community Consolidated School District No. 15 Palatine, GO, 4.00%, 12/1/2041	750,000	757,650
Cook County School District No. 87 Berkeley, GO, A.G., 4.00%, 12/1/2030	35,000	36,804
County of Cook, Sales Tax
Rev., 5.00%, 11/15/2031	3,600,000	3,754,106
Rev., 5.00%, 11/15/2034	2,000,000	2,077,996
County of Lake, Sales Tax, GO, 4.00%, 11/30/2027	100,000	102,365
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060,000	1,041,981
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 3.45%, 11/2/2026 (c)	2,250,000	2,251,905
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	13,130,000	13,102,477
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	3,500,000	3,609,676
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	335,066
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	216,809
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	250,250

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.80%, 12/1/2025 (c)	1,250,000	1,250,000
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series 2025B-1, Rev., 5.00%, 8/15/2030 (c)	3,500,000	3,749,250
Series 2025B-2, Rev., 5.00%, 8/15/2035 (c)	8,500,000	9,475,939
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,028,114
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	4,000,000	4,408,310
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	905,000	978,170
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,190,000	3,492,657
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,995,000	5,634,880
Series 2025D, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	7,750,000	8,760,984
Illinois Municipal Electric Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 2/1/2033	7,500,000	8,569,930
Illinois State Toll Highway Authority Series 2024A, Rev., 5.00%, 1/1/2038	2,360,000	2,667,237
Lake County Community Consolidated School District No. 3 Beach Park, GO, A.G., 4.00%, 2/1/2032	175,000	180,055
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030,000	1,028,799
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	10,000,000	10,718,780
Series 2018C, Rev., 5.50%, 1/1/2032	22,820,000	24,415,625
Series 2018C, Rev., 5.25%, 1/1/2034	13,520,000	14,307,022
Series 2018C, Rev., 5.25%, 1/1/2035	9,000,000	9,479,559
Sales Tax Securitization Corp., Second Lien
Series 2023C, Rev., 5.00%, 1/1/2034	2,340,000	2,575,327
Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,729,373
Sales Tax Securitization Corp., Senior Lien
Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,066,712
Series 2024A, Rev., 5.00%, 1/1/2035	1,500,000	1,695,726
Southern Illinois University, Housing and Auxiliary Facilities
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	715,624
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	860,774
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	628,163
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	563,790
State of Illinois
GO, 5.00%, 2/1/2026	4,900,000	4,916,270
Series 2017D, GO, 5.00%, 11/1/2026	5,175,000	5,271,119
Series 2017A, GO, 5.00%, 12/1/2026	1,000,000	1,020,464
Series 2016, GO, 5.00%, 2/1/2027	1,000,000	1,022,969
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,028,661
Series 2018A, GO, 5.00%, 10/1/2027	2,590,000	2,685,500
GO, 5.50%, 1/1/2029	5,000,000	5,380,739
Series 2022A, GO, 5.00%, 3/1/2029	500,000	532,297
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,111,233
GO, 4.00%, 6/1/2032	1,000,000	1,002,954
Series 2022B, GO, 5.00%, 10/1/2032	10,000,000	11,195,679
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,451,934
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,047,555
Series 2022A, GO, 5.00%, 3/1/2034	5,765,000	6,350,034
Series 2022A, GO, 5.00%, 3/1/2035	12,000,000	13,133,281

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 2/1/2037	3,000,000	3,316,674
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,501,824
Series 2025D, GO, 5.00%, 9/1/2039	18,000,000	19,474,985
Series 2024B, GO, 5.00%, 5/1/2040	1,800,000	1,933,794
Series 2019C, GO, 4.00%, 11/1/2042	5,880,000	5,509,313
Series 2023B, GO, 5.50%, 5/1/2047	1,500,000	1,577,632
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	125,000	129,925
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1, Rev., A.G., 4.00%, 3/1/2028	995,000	1,008,068
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	143,270
Will County Community Unit School District No. 365-U Valley View, GO, 3.00%, 7/1/2036	1,700,000	1,656,171
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,047,905
Total Illinois		336,218,989
Indiana — 1.1%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	995,000	857,910
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (b)	4,560,000	4,126,127
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	5,000,000	5,117,812
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	1,750,000	1,591,833
Fishers Redevelopment Authority, Lease Rental, Geist Park Improvement Project Series 2024B, Rev., 5.00%, 7/15/2037	865,000	964,609
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 7/15/2035	1,600,000	1,827,382
Series 2024, Rev., 5.00%, 7/15/2036	1,125,000	1,274,768
Series 2024, Rev., 5.00%, 7/15/2037	1,375,000	1,546,579
Series 2024, Rev., 5.00%, 7/15/2040	1,000,000	1,096,898
Indiana Finance Authority Series 2016C, Rev., 5.00%, 12/1/2025	35,000	35,000
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	800,000	840,869
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	435,991
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	116,425
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	8,000,000	8,393,364
Indiana Finance Authority, Rose-Hulman Institute of Technology Project, Rev., 5.00%, 6/1/2030	435,000	469,887
Indiana Finance Authority, State Revolving Fund Program
Series 2025C, Rev., 5.00%, 2/1/2031	1,000,000	1,122,125
Series 2025C, Rev., 5.00%, 2/1/2032	1,000,000	1,139,192
Series 2025C, Rev., 5.00%, 2/1/2033	2,000,000	2,311,169
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2025C-1, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	3,500,000	3,958,019
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,875,000	1,642,506
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	6,000,000	5,765,990
Indiana Municipal Power Agency, Power Supply System
Series 2025A, Rev., A.G., 5.00%, 1/1/2027	1,250,000	1,282,826
Series 2025A, Rev., A.G., 5.00%, 1/1/2028	1,000,000	1,048,190
Series 2025A, Rev., A.G., 5.00%, 1/1/2029	1,125,000	1,204,674
Series 2025A, Rev., A.G., 5.00%, 1/1/2030	690,000	754,132
Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,000,000	1,114,858
Series 2025A, Rev., A.G., 5.00%, 1/1/2032	1,355,000	1,535,190

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana State University, Housing and Dining System, Rev., 5.00%, 4/1/2031	75,000	76,868
Indianapolis Local Public Improvement Bond Bank
Series 2024E, Rev., 5.00%, 2/1/2026	250,000	250,931
Series 2021A, Rev., A.G., 4.00%, 6/1/2037	5,000,000	5,133,146
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2029	475,000	509,787
Series 2025A, Rev., 5.00%, 1/15/2030	400,000	436,710
Series 2025A, Rev., 5.00%, 1/15/2031	600,000	665,108
Series 2025A, Rev., 5.00%, 1/15/2032	450,000	504,707
Series 2025A, Rev., 5.00%, 1/15/2034	225,000	257,060
Series 2025A, Rev., 5.00%, 7/15/2037	1,000,000	1,130,062
Series 2025A, Rev., 5.00%, 7/15/2040	800,000	881,626
Series 2025A, Rev., 5.00%, 7/15/2042	1,650,000	1,780,021
Indianapolis Local Public Improvement Bond Bank, Indianapolos Airport Authority
Series 2025B-1, Rev., 5.00%, 1/1/2035	350,000	404,969
Series 2025B-1, Rev., 5.00%, 1/1/2036	350,000	403,260
Series 2025B-1, Rev., 5.00%, 1/1/2037	375,000	428,422
Series 2025B-1, Rev., 5.00%, 1/1/2038	500,000	566,463
Series 2025B-1, Rev., 5.00%, 1/1/2039	500,000	562,266
Series 2025B-1, Rev., 5.00%, 1/1/2040	230,000	254,231
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2026	1,350,000	1,370,218
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,221,826
Rev., 5.00%, 7/15/2030	1,150,000	1,260,955
Total Indiana		69,672,961
Iowa — 0.4%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., A.G., 5.00%, 7/1/2035	1,045,000	1,141,816
Series 2023, Rev., A.G., 5.00%, 7/1/2036	1,060,000	1,151,609
Des Moines Independent Community School District, Sales Services and Use Tax, Rev., 5.00%, 6/1/2028	370,000	390,278
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co., Project
Rev., 4.00%, 12/1/2032 (c) (d)	5,350,000	5,808,989
Rev., 5.00%, 12/1/2032 (d)	3,000,000	3,447,909
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2026	85,000	84,567
Rev., 5.00%, 9/1/2028	200,000	197,032
Rev., 5.00%, 9/1/2030	110,000	107,502
Rev., 5.00%, 9/1/2031	100,000	97,272
Rev., 5.00%, 9/1/2036	440,000	408,480
Iowa Finance Authority, State Revolving Fund, Rev., 5.00%, 8/1/2027	30,000	31,190
Iowa Great Lakes Sanitation District, GO, 5.00%, 6/1/2026	1,145,000	1,157,759
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	609,105
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	925,868
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	58,935,000	8,809,515
Total Iowa		24,368,891

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — 0.5%
City of St. Marys, Evergy Kansan Central, Inc., Rev., 3.50%, 4/15/2032	8,000,000	7,978,983
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965,000	2,987,836
Kansas Development Finance Authority
Series 2025A, Rev., 4.00%, 5/1/2039	6,765,000	6,900,496
Series 2025A, Rev., 4.00%, 5/1/2040	6,415,000	6,479,371
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	221,132
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2035	1,000,000	1,151,512
Series 2025A, Rev., 5.00%, 9/1/2041	2,010,000	2,226,935
Series 2025A, Rev., 5.00%, 9/1/2043	2,315,000	2,517,710
Total Kansas		30,463,975
Kentucky — 1.4%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,720,000	5,753,613
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025,000	9,868,859
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440,000	6,372,193
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	170,273
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250,000	1,331,549
Kentucky Public Energy Authority, Gas Supply
Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,330,000	3,612,118
Series 2024B, Rev., 5.00%, 8/1/2032 (c)	6,825,000	7,338,702
Series 2025B, Rev., 5.00%, 12/1/2033	34,600,000	36,190,725
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2030	1,000,000	1,106,743
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2028	1,000,000	1,065,053
Series A, Rev., 5.00%, 10/1/2030	1,400,000	1,546,894
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	3,650,000	4,135,056
Kentucky State Property and Building Commission, Project No. 133 Series A, Rev., 5.00%, 9/1/2035	4,000,000	4,695,294
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	64,479
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	5,000,000	5,001,071
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2029	315,000	341,148
Total Kentucky		88,593,770
Louisiana — 1.2%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	2,000,000	2,193,302
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2021B, Rev., 2.50%, 4/1/2036	1,740,000	1,488,117
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects, Rev., 5.00%, 12/1/2030	250,000	268,241
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project, Rev., 5.00%, 6/1/2033	1,090,000	1,239,206
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	366,962
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	390,194
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	705,000	572,594

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	8,000,000	8,654,667
Series 2025A, Rev., 5.25%, 5/15/2055	10,500,000	11,008,825
Series 2025A, Rev., 5.50%, 5/15/2055	7,000,000	7,461,054
Louisiana Public Facilities Authority, South Quad L3C Project
Rev., A.G., 5.00%, 7/1/2039	1,000,000	1,112,263
Rev., A.G., 5.00%, 7/1/2040	1,000,000	1,104,164
Rev., A.G., 5.00%, 7/1/2041	1,000,000	1,091,261
Rev., A.G., 5.00%, 7/1/2042	1,115,000	1,203,766
Rev., A.G., 5.00%, 7/1/2043	1,000,000	1,067,489
Parish of St. James, Nustar Logistics L.P Project, Rev., 3.70%, 6/1/2030 (c)	7,000,000	7,073,285
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	7,500,000	7,533,705
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,285
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.85%, 12/1/2025 (c)	14,900,000	14,900,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000,000	2,258,800
Series 2025A, Rev., 5.00%, 5/1/2040	2,055,000	2,288,583
Total Louisiana		73,306,763
Maine — 0.2%
Finance Authority of Maine, Casella Waste System, Inc., Project Series 2015R-3, Rev., AMT, 5.00%, 8/1/2035 (b)	2,000,000	2,067,858
Maine Health and Higher Educational Facilities Authority
Series 2024A, Rev., A.G., 5.00%, 7/1/2028	1,135,000	1,201,076
Series 2023A, Rev., A.G., 5.00%, 7/1/2038	250,000	277,534
Series 2024A, Rev., A.G., 5.00%, 7/1/2041	1,360,000	1,484,534
Maine Municipal Bond Bank
Series 2025A, Rev., 5.00%, 11/1/2028	2,075,000	2,216,922
Series 2025A, Rev., 5.00%, 11/1/2029	1,000,000	1,090,197
Series 2025A, Rev., 5.00%, 11/1/2030	225,000	250,443
Maine Turnpike Authority
Rev., 5.00%, 7/1/2034	1,520,000	1,774,616
Rev., 4.00%, 7/1/2040	2,100,000	2,142,904
Total Maine		12,506,084
Maryland — 1.1%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000,000	2,089,816
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,891,243
County of Prince George's, Consolidated Public Improvement Series 2025A, GO, 5.00%, 8/1/2043	4,355,000	4,778,168
County of St. Mary's, Public Improvement, GO, 4.00%, 7/15/2027	70,000	71,575
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	3,500,000	3,528,651
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000,000	1,002,991
Rev., 4.00%, 7/1/2036	1,000,000	1,002,446
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.80%, 12/1/2025 (c)	25,000,000	25,000,000
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	3,500,000	3,626,398
State of Maryland Department of Transportation Series 2025A, Rev., 4.00%, 4/1/2040	5,000,000	5,071,976
State of Maryland, Department of Transportation, Rev., 5.00%, 9/1/2026	75,000	76,384

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,141,013
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,000,000	999,997
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	12,540,000	12,408,054
Rev., GTD, 4.00%, 6/1/2053	5,430,000	5,191,451
Total Maryland		68,880,163
Massachusetts — 1.1%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	2,505,000	2,509,436
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020E, GO, 5.00%, 11/1/2050	2,860,000	2,944,682
Commonwealth of Massachusetts, Consolidated Loan of 2023
Series 2023A, GO, 5.00%, 5/1/2033	1,805,000	2,099,516
Series 2023A, GO, 5.00%, 5/1/2048	13,000,000	13,634,945
Commonwealth of Massachusetts, Consolidated Loan of 2024 Series 2024H, GO, 5.00%, 12/1/2040	1,130,000	1,270,868
Massachusetts Bay Transportation Authority, Sales Tax
Series 2006A, Rev., 5.25%, 7/1/2029	5,000,000	5,490,849
Series 2025B, Rev., 5.25%, 7/1/2047	2,325,000	2,550,585
Series 2020B-1, Rev., 5.00%, 7/1/2050	4,000,000	4,057,446
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	5,000,000	5,896,061
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.00%, 7/1/2029	750,000	788,815
Series 2025W, Rev., 4.25%, 7/1/2055	2,000,000	1,921,287
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	3,000,000	3,151,591
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program
Rev., 5.00%, 6/1/2039	1,505,000	1,668,964
Rev., 5.25%, 6/1/2042	1,505,000	1,641,685
Rev., 5.50%, 6/1/2050	1,500,000	1,618,232
Rev., 5.25%, 6/1/2055	2,125,000	2,224,926
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2025B, Rev., 5.00%, 2/15/2038	1,000,000	1,190,524
Series 2025A, Rev., 5.00%, 2/15/2041	675,000	751,737
Series 2025B, Rev., 5.00%, 2/15/2041	750,000	835,263
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	46,583
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	4,470,000	4,474,421
Town of Brookline, Purpose Loan
GO, 4.00%, 5/15/2044	2,855,000	2,831,506
GO, 4.00%, 5/15/2045	5,050,000	4,995,523
Total Massachusetts		68,595,445
Michigan — 1.4%
Berkley School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2033	210,000	225,612
GO, Q-SBLF, 4.00%, 5/1/2034	225,000	241,786
Berrien Springs Public Schools, School Building and Site, Unlimited Tax, GO, Q-SBLF, 5.00%, 5/1/2030	100,000	107,845
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,525,652
Rev., 4.00%, 4/1/2045	1,395,000	1,355,049

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2037	475,000	504,441
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,325,367
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,028,219
City of Grand Rapids Sanitary Sewer System
Rev., 5.00%, 1/1/2037 (e)	1,000,000	1,154,166
Rev., 5.00%, 1/1/2038 (e)	1,050,000	1,199,927
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,164,456
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,077,304
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group, Rev., 5.00%, 7/1/2026	175,000	177,020
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,123,098
Michigan Finance Authority, Henry Ford Health System, Rev., 4.00%, 11/15/2036	1,900,000	1,903,177
Michigan Finance Authority, Public Lighting Authority Refunding Local Project
Series 2025A, Rev., 5.00%, 7/1/2033	1,000,000	1,134,538
Series 2025A, Rev., 5.00%, 7/1/2034	1,000,000	1,141,357
Series 2025A, Rev., 5.00%, 7/1/2035	1,000,000	1,145,958
Series 2025A, Rev., 5.00%, 7/1/2036	1,000,000	1,137,048
Series 2025A, Rev., 5.00%, 7/1/2037	1,000,000	1,125,838
Series 2025A, Rev., 5.00%, 7/1/2038	1,050,000	1,177,320
Series 2025A, Rev., 5.00%, 7/1/2039	1,000,000	1,115,525
Series 2025A, Rev., 5.00%, 7/1/2040	1,000,000	1,108,251
Series 2025A, Rev., 5.00%, 7/1/2041	1,325,000	1,454,536
Series 2025A, Rev., 5.00%, 7/1/2042	1,500,000	1,630,295
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	4,000,000	3,469,104
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000,000	1,050,917
Series 2016 MI, Rev., 5.00%, 12/1/2034	5,000,000	5,046,933
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600,000	4,640,065
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	1,011,073
Series 2013MI-5, Rev., 4.00%, 12/1/2040	1,295,000	1,271,912
Michigan State Hospital Finance Authority, Corewell Health
Series 2025B-1, Rev., 5.00%, 6/1/2032 (c)	3,160,000	3,514,647
Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	2,000,000	2,267,004
Michigan State Housing Development Authority
Series 2023B, Rev., 5.75%, 6/1/2054	3,000,000	3,188,168
Series 2025 C, Rev., 6.00%, 6/1/2056	6,000,000	6,653,021
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	14,030,000	13,997,090
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	3,555,000	3,552,227
Michigan Strategic Fund, I-75 Improvement Projects, Rev., AMT, 5.00%, 12/31/2043	5,000,000	5,004,481
State of Michigan Trunk Line
Series 2021A, Rev., 4.00%, 11/15/2036	135,000	140,363
Series 2020B, Rev., 4.00%, 11/15/2037	5,150,000	5,298,067
Wayne County Airport Authority, Detroit Metropolitan Wayne Series 2025B, Rev., AMT, 5.75%, 12/1/2050	1,500,000	1,647,101
West Ottawa Public Schools, Unlimited Tax, GO, A.G., 4.00%, 11/1/2039	1,055,000	1,076,559
Total Michigan		89,112,517

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — 0.4%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project
Series 2025, Rev., 5.00%, 11/1/2044	1,160,000	1,197,088
Series 2025, Rev., 5.00%, 11/1/2047	1,000,000	1,021,409
City of Lakeville Series 2024A, GO, 5.00%, 2/1/2034	1,455,000	1,644,689
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	150,000	153,958
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 5.00%, 11/15/2033	180,000	187,216
Series 2018A, Rev., 4.00%, 11/15/2037	6,230,000	6,101,529
Series 2018A, Rev., 4.00%, 11/15/2038	750,000	731,195
Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	984,047
City of Rogers, Sales Tax Series 2024B, GO, 5.00%, 2/1/2034	1,135,000	1,317,413
County of Hennepin Series 2023A, GO, 5.00%, 12/1/2034	2,000,000	2,328,078
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	2,155,000	2,279,012
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	4,180,000	4,664,263
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,012,486
State of Minnesota Series 2021A, GO, 4.00%, 9/1/2041	1,000,000	1,017,959
Total Minnesota		24,640,342
Mississippi — 0.4%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	6,000,000	5,179,200
Mississippi Development Bank, Ranking County Project, Rev., 5.00%, 3/1/2026	205,000	204,774
State of Mississippi
Series 2016B, GO, 5.00%, 12/1/2025	20,000	20,000
Series 2018A, GO, 4.00%, 11/1/2026 (d)	5,030,000	5,102,834
Series 2018A, GO, 4.00%, 11/1/2038	14,500,000	14,538,048
Total Mississippi		25,044,856
Missouri — 0.8%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	119,750
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	2,335,000	2,451,618
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group Series 2025A, Rev., 5.00%, 11/15/2035	3,500,000	3,982,710
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Rev., 4.00%, 2/1/2027	1,000,000	1,003,161
Series 2019C, Rev., 4.00%, 2/1/2030	1,500,000	1,508,765
Series 2016B, Rev., 5.00%, 2/1/2035	1,000,000	1,001,425
Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,001,275
Series 2019A, Rev., 5.00%, 2/1/2042	1,000,000	1,003,313
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	189,125
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2023A, Rev., 5.00%, 6/1/2028 (c)	5,000,000	5,231,184
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.80%, 12/1/2025 (c)	1,310,000	1,310,000
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/10/2025	165,000	165,156
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2026	200,000	201,091
Rev., 5.00%, 9/1/2028	1,355,000	1,384,618

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2039	4,710,000	4,857,842
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	1,000,000	978,727
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	50,000	51,694
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,680,000	1,781,909
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	2,720,000	2,964,139
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2024, Rev., 5.00%, 1/1/2029	1,350,000	1,439,162
Series 2024, Rev., 5.00%, 1/1/2031	1,100,000	1,217,168
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	7,750,000	7,233,388
Orchard Farm R-V School District, Missouri Direct Deposit Program Series 2024A, GO, 5.75%, 3/1/2041	5,325,000	6,176,193
Springfield School District No. R-12, GO, 4.00%, 3/1/2042	1,300,000	1,307,174
Total Missouri		48,560,587
Montana — 0.2%
City of Forsyth, Northwestern Corp, Colstrip Projects, Rev., 3.88%, 7/1/2028	7,770,000	7,888,965
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (b)	2,000,000	1,665,797
Montana Board of Housing Series 2025B, Rev., 6.00%, 12/1/2055	3,250,000	3,590,971
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,843,163
Total Montana		14,988,896
Nebraska — 0.7%
Central Plains Energy Project Series 2025A, Subseries A-1, Rev., 5.00%, 8/1/2031 (c)	9,840,000	10,583,216
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	339,971
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	1,350,000	1,420,201
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	86,491
Rev., 5.00%, 9/1/2028	50,000	51,407
Douglas County School District No. 001, Omaha Public, GO, 4.00%, 12/15/2041	10,000,000	10,048,191
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2034	2,000,000	2,007,883
Series 2019A, Rev., 4.00%, 1/1/2035	1,000,000	1,002,699
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990,000	1,098,706
Omaha Public Power District Series 2025A, Rev., 5.00%, 2/1/2043	1,425,000	1,545,741
Omaha Public Power District, Electric System
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	40,159
Series 2016A, Rev., 5.00%, 2/1/2028	1,075,000	1,079,058
Series 2022A, Rev., 4.00%, 2/1/2042	3,750,000	3,758,513
Series 2024C, Rev., 5.00%, 2/1/2042	2,150,000	2,337,587
Series 2024D, Rev., 5.00%, 2/1/2043	2,700,000	2,910,733
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2028	1,430,000	1,499,031
Series 2024A, Rev., 5.00%, 1/1/2029	1,750,000	1,873,078
Total Nebraska		41,682,665

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — 0.3%
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax
Series 2024B, GO, 5.00%, 6/1/2032	1,000,000	1,131,217
Series 2024B, GO, 5.00%, 6/1/2036	1,000,000	1,145,188
Series 2024B, GO, 5.00%, 6/1/2037	1,870,000	2,126,719
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	100,252
Series 2020A, GO, A.G., 4.00%, 6/15/2039	1,065,000	1,077,659
County of Clark Department of Aviation Series 2019D, Rev., 5.00%, 7/1/2031	4,455,000	4,800,907
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	400,000	404,851
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	125,799
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	166,116
County of Washoe, Nevada Water Facilities Sierra Pacific Power Co. Projects Series 2016G, Rev., 3.63%, 10/1/2029 (c)	2,000,000	2,023,129
Nye County School District
Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360,000	1,540,192
Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,120,823
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025 B, Rev., AMT, 12.00%, 11/2/2026 ‡ (c)	4,700,000	3,760,000
Total Nevada		19,522,852
New Hampshire — 0.5%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	2,451,000	2,441,470
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	952,337
Series 2023A, Rev., 5.00%, 12/1/2038	665,000	731,234
Series 2023A, Rev., 5.25%, 12/1/2039	790,000	876,884
Series 2023A, Rev., 5.25%, 6/1/2051	6,400,000	6,722,757
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,049,891
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	2,910,000	3,262,223
Series 2025A, Rev., 5.50%, 6/1/2050	6,000,000	6,327,862
New Hampshire Health and Education Facilities Authority Act, Rev., 5.25%, 8/1/2055	5,400,000	5,650,348
Total New Hampshire		28,015,006
New Jersey — 2.7%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Series 2025A, Rev., GTD, 4.00%, 5/21/2026	17,000,000	17,108,815
Burlington County Bridge Commission, Government Leasing Program Series 2024D, Rev., RAN, 4.25%, 12/11/2025	5,000,000	5,001,739
Casino Reinvestment Development Authority, Inc., Luxury Tax
Series 2024A, Rev., A.G., 5.00%, 11/1/2026	1,800,000	1,833,730
Series 2024B, Rev., A.G., 5.00%, 11/1/2026	1,000,000	1,018,739
Series 2024A, Rev., A.G., 5.00%, 11/1/2028	700,000	741,396
New Jersey Economic Development Authority, Municipal Rehabilitation Series 2019A, Rev., 5.25%, 4/1/2028 (c)	1,600,000	1,690,096
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	1,000,000	1,012,601
Series 2019GGG, Rev., 5.25%, 9/1/2026 (b)	2,000,000	2,038,786
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000,000	1,076,597
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255,000	1,287,185
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250,000	3,280,873

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585,000	9,685,088
Series A, Rev., 5.00%, 6/15/2031	11,500,000	11,616,145
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000,000	2,124,801
Series 2024CC, Rev., 5.00%, 6/15/2034	4,000,000	4,613,956
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750,000	2,818,980
Series 2022A, Rev., 4.00%, 6/15/2042	3,000,000	2,903,496
Series 2024CC, Rev., 5.00%, 6/15/2044	3,000,000	3,191,953
Series 2023BB, Rev., 5.00%, 6/15/2046	2,250,000	2,354,187
Series 2024CC, Rev., 4.13%, 6/15/2050	2,500,000	2,345,058
Series 2023BB, Rev., 5.25%, 6/15/2050	3,500,000	3,688,250
Series 2024CC, Rev., 5.25%, 6/15/2055	2,500,000	2,636,303
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	257,556
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,117,867
Series 2024A, Rev., 5.00%, 6/15/2038	12,000,000	13,478,166
Series 2024AA, Rev., 5.00%, 6/15/2040	1,250,000	1,378,724
South Jersey Transportation Authority
Series 2025A, Rev., 4.00%, 11/1/2038	1,800,000	1,854,967
Series 2025A, Rev., 4.00%, 11/1/2039	1,700,000	1,736,106
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300,000	6,363,229
Series 2018A, Rev., 5.00%, 6/1/2027	8,005,000	8,255,617
Series 2018A, Rev., 5.00%, 6/1/2033	6,255,000	6,503,135
Series 2018A, Rev., 5.00%, 6/1/2034	8,000,000	8,280,410
Series 2018A, Rev., 5.00%, 6/1/2036	6,000,000	6,165,419
Series 2018A, Rev., 4.00%, 6/1/2037	3,865,000	3,844,934
Series 2018A, Rev., 5.00%, 6/1/2046	16,830,000	16,724,393
Series 2018B, Rev., 5.00%, 6/1/2046	8,825,000	8,567,034
Total New Jersey		169,596,331
New Mexico — 0.3%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	665,684
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,102,264
City of Albuquerque Series 2015A, Rev., 5.00%, 7/1/2026	240,000	240,399
City of Farmington, San Juan Project
Series 2010D, Rev., 3.90%, 6/1/2028 (c)	1,100,000	1,112,137
Series 2010C, Rev., 3.88%, 6/1/2029 (c)	1,500,000	1,517,599
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	345,000	359,453
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	8,000,000	8,022,085
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	103,805
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments Project, Rev., 2.97%, 3/1/2026 (c)	5,095,000	5,090,726
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., VRDO, 3.73%, 12/1/2025 (c)	2,100,000	2,100,000
Total New Mexico		20,314,152

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — 14.5%
Albany Capital Resource Corp., Medical Center Hospital Series 2025A, Rev., 5.25%, 5/1/2050	2,000,000	2,101,034
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc. Project
Series 2025A, Rev., 5.00%, 10/15/2040 (b)	2,720,000	2,768,930
Series 2025A, Rev., 5.13%, 10/15/2045 (b)	3,510,000	3,478,087
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350,000	340,914
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	1,135,000	1,228,777
Rev., 5.00%, 7/1/2034	230,000	247,775
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 4.00%, 9/1/2040	1,700,000	1,677,752
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,500,000	2,605,538
Build NYC Resource Corp., Urban Resource Institute Project
Series 2025A, Rev., 5.38%, 12/1/2046	1,000,000	1,081,193
Series 2025A, Rev., 5.50%, 12/1/2051	1,100,000	1,171,966
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,019,689
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,330,160
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 2.85%, 12/1/2025 (c)	4,400,000	4,400,000
Series B-4, GO, VRDO, LIQ : Barclays Bank plc, 2.85%, 12/1/2025 (c)	4,360,000	4,360,000
Series B-5, GO, VRDO, LIQ : Barclays Bank plc, 2.85%, 12/1/2025 (c)	13,185,000	13,185,000
Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	109,569
Series 2018B-1, GO, 4.00%, 10/1/2041	6,450,000	6,352,706
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	106,312
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	203,476
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	260,173
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,085,125
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,300,000	1,468,710
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 4.00%, 9/1/2046	5,000,000	4,695,045
Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,190,973
City of New York, Fiscal Year 2024
Series 2025, Subseries C-1, GO, 5.00%, 9/1/2047	1,150,000	1,198,010
Series 2024D, GO, 5.50%, 4/1/2048	3,000,000	3,224,822
Series 2024D, GO, 5.50%, 4/1/2049	5,455,000	5,861,750
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2028	4,000,000	4,191,502
Series 2025F, GO, 5.00%, 8/1/2033	5,000,000	5,725,371
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2036	3,500,000	4,058,013
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	2,530,000	2,737,902
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2043	5,000,000	5,356,533
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2053	990,000	1,041,106
City of New York, Fiscal Year 2026
Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2034	6,300,000	7,274,080
Series 2026D, GO, 5.00%, 10/1/2043	3,500,000	3,753,079
Series 2026D, GO, 5.00%, 10/1/2044	5,000,000	5,310,669
County of Nassau, General Improvement
Series 2025A, GO, 4.00%, 4/1/2044	8,215,000	7,916,964

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2025A, GO, 4.00%, 4/1/2045	5,780,000	5,523,784
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	470,867
Empire State Development Corp., State Sales Tax
Series 2019A, Rev., 4.00%, 3/15/2042	10,080,000	9,924,872
Series 2024A, Rev., 5.00%, 3/15/2045	2,870,000	3,052,359
Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,355,917
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	3,000,000	3,019,576
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	10,000,000	10,067,709
Long Island Power Authority, Electric System
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	11,000,000	10,900,861
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	33,775,000	34,341,647
Series 2019A, Rev., 4.00%, 9/1/2034	2,000,000	2,035,869
Series 2018, Rev., 5.00%, 9/1/2034	5,000,000	5,302,895
Series 2018, Rev., 5.00%, 9/1/2035	3,000,000	3,174,788
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,020,550
Metropolitan Transportation Authority
Series 2015E-1, Rev., VRDO, LOC : Barclays Bank plc, 2.85%, 12/1/2025 (c)	2,300,000	2,300,000
Series 2024A, Rev., 5.00%, 11/15/2040	2,780,000	3,008,653
Series 2024B, Rev., 5.00%, 11/15/2041	2,000,000	2,157,019
Metropolitan Transportation Authority, Climate Bond
Series 2017C-1, Rev., 5.00%, 11/15/2033	14,360,000	15,048,222
Series 2025B, Rev., 5.00%, 11/15/2035	4,050,000	4,649,962
Series 2025B, Rev., 5.00%, 11/15/2042	1,600,000	1,722,469
Series 2025A, Rev., 5.25%, 11/15/2043	2,000,000	2,169,201
Series 2025A, Rev., 5.25%, 11/15/2045	2,500,000	2,675,305
Series 2019B, Rev., 4.00%, 11/15/2050	1,000,000	892,401
Series 2020C-1, Rev., 5.00%, 11/15/2050	1,500,000	1,524,906
Series 2025A, Rev., 5.25%, 11/15/2055	2,000,000	2,103,033
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	257,461
Series 2022A, Rev., 5.63%, 7/1/2042 (b)	1,385,000	1,390,533
New York City Health and Hospitals Corp., Health System
Series 2025A, Rev., 5.00%, 2/15/2037	2,500,000	2,862,326
Series 2025A, Rev., 5.00%, 2/15/2038	2,750,000	3,116,312
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	14,765,000	15,126,917
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 4.38%, 12/15/2031	1,250,000	1,277,420
Rev., 5.25%, 12/15/2031	6,600,000	6,796,669
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	3,000,000	3,567,077
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 2.85%, 12/1/2025 (c)	4,400,000	4,400,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000,000	5,150,628
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000,000	10,091,581

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,760,224
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000,000	4,902,143
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 2.85%, 12/1/2025 (c)	2,105,000	2,105,000
Series 2023AA Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,179,481
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,854,515
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA,Subseries2AA1, Rev., 5.00%, 6/15/2051	6,000,000	6,238,043
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2041	13,405,000	14,874,000
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S1, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,482,700
New York City Transitional Finance Authority Future Tax Secured Series 2018B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,703,224
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2016 Series 2026B, Rev., 5.00%, 5/1/2043	3,750,000	4,042,445
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2026 Series 2026B, Rev., 5.00%, 5/1/2044	2,500,000	2,662,922
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500,000	6,675,441
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.85%, 12/1/2025 (c)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017E1, Rev., 5.00%, 2/1/2035	3,000,000	3,066,786
Series B, Rev., 5.00%, 8/1/2036	6,445,000	6,503,235
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	2,100,000	2,179,481
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770,000	3,795,651
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	450,000	463,103
Series 2021A, Rev., 4.00%, 11/1/2038	10,575,000	10,696,876
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,700,000	2,749,159
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,370,000	3,211,489
Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750,000	7,223,922
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,150,479
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,111,359
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,573,040
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2029	3,000,000	3,269,771
Series 2025 Subseries C-1, Rev., 5.25%, 5/1/2049	5,000,000	5,295,854
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2024 Series 2025, Subseries G-1, Rev., 5.00%, 5/1/2052	3,000,000	3,098,535
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2035	2,000,000	2,344,418
Series 2026H, Subseries H-1, Rev., 5.00%, 11/1/2043	5,000,000	5,373,738
Series 2025E, Rev., 5.00%, 11/1/2047	4,000,000	4,173,015
Series 2025-J, Subseries J-1, Rev., 5.25%, 5/1/2048	5,000,000	5,335,138

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000,000	1,563,831
Series B, Rev., Zero Coupon, 11/15/2033	2,150,000	1,608,928
Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	9,315,000	2,993,245
New York Liberty Development Corp. Series 1WTC-2021, Rev., 4.00%, 2/15/2043	1,000,000	973,556
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., A.G. - CR, 3.00%, 2/15/2042	3,345,000	2,903,630
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000,000	1,519,605
New York Liberty Development Corp., World Trade Centre
Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500,000	3,503,779
Rev., 5.00%, 11/15/2044 (b)	4,150,000	4,149,989
New York Power Authority Series 2024A, Rev., 4.00%, 11/15/2049	3,200,000	2,977,521
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.00%, 11/15/2053	4,000,000	4,183,378
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	6,000,000	6,304,223
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	3,225,000	3,290,370
Series 2024D, Rev., 5.00%, 10/1/2035	1,300,000	1,469,611
Series 2024A, Rev., A.G., 5.00%, 10/1/2037	1,825,000	2,015,799
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	5,000,000	5,596,028
New York State Dormitory Authority, Mount Sinai Obligated Group
Rev., 5.00%, 7/1/2045	12,205,000	12,395,175
Rev., 5.25%, 7/1/2050	15,250,000	15,374,774
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	4,000,000	4,197,542
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	74,996
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2036	1,360,000	1,503,304
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,170,159
Series 2021A, Rev., 4.00%, 3/15/2037	5,615,000	5,737,522
Series 2019D, Rev., 4.00%, 2/15/2047	1,500,000	1,389,152
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.25%, 7/1/2044	1,100,000	1,192,675
New York State Dormitory Authority, Sales Tax
Series 2024A, Rev., A.G., 5.00%, 10/1/2027	3,600,000	3,763,651
Series 2025A, Rev., 5.00%, 3/15/2037	2,500,000	2,908,145
Series 2025A, Rev., 5.00%, 3/15/2042	4,500,000	4,962,310
Series 2025A, Rev., 5.00%, 3/15/2044	5,250,000	5,640,801
Series 2025A, Rev., 5.00%, 3/15/2045	3,700,000	3,948,593
Series 2025A, Rev., 4.25%, 3/15/2048	6,830,000	6,682,828
Series 2025A, Rev., 5.25%, 3/15/2050	3,000,000	3,215,103
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2033	3,500,000	4,072,729
Series 2025A, Rev., A.G., 5.00%, 10/1/2034	2,160,000	2,551,130
New York State Dormitory Authority, State Personal Income Tax Series 2021E, Rev., 4.00%, 3/15/2032 (d)	5,000	5,416
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2025C, Rev., 5.00%, 3/15/2036	4,000,000	4,684,066
Series 2022A, Rev., 4.00%, 3/15/2038	4,680,000	4,751,747

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2021E, Rev., 4.00%, 3/15/2040	2,820,000	2,829,345
Series 2021E, Rev., 4.00%, 3/15/2042	8,000,000	7,858,254
Series 2025C, Rev., 5.00%, 3/15/2042	2,000,000	2,198,583
Series 2020A, Rev., 4.00%, 3/15/2047	18,070,000	16,724,679
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020,000	8,382,230
Series 2024B, Rev., 5.00%, 3/15/2049	3,000,000	3,145,488
New York State Dormitory Authority, The New School Series 2025A, Rev., 4.25%, 7/1/2050	1,000,000	929,004
New York State Dormitory Authority, White Plains Hospital
Series 2024, Rev., 5.00%, 10/1/2030	1,000,000	1,074,140
Rev., A.G., 5.50%, 10/1/2054	2,000,000	2,148,829
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 1997A, Rev., 3.80%, 8/1/2032	2,000,000	2,062,521
Series 1997B, Rev., 3.80%, 8/1/2032	1,000,000	1,031,261
Series 1997C, Rev., 3.80%, 8/1/2032	5,125,000	5,285,211
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2021A, Rev., 4.00%, 6/15/2038	7,515,000	7,745,157
Series 2024A, Rev., 5.25%, 6/15/2053	8,000,000	8,664,902
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2025A, Rev., 5.00%, 9/15/2038	520,000	595,967
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.90%, 12/1/2025 (c)	5,000,000	5,000,000
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (c)	1,500,000	1,521,646
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900,000	3,833,681
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2042	12,000,000	12,844,037
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2029	1,400,000	1,444,715
Series 2018, Rev., AMT, 5.00%, 1/1/2030	11,725,000	12,090,734
Series 2018, Rev., AMT, 5.00%, 1/1/2031	5,155,000	5,317,199
Rev., AMT, 5.00%, 1/1/2034	18,755,000	19,163,358
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,310,779
Rev., AMT, 5.00%, 10/1/2035	11,920,000	12,442,357
Series 2023, Rev., AMT, 5.63%, 4/1/2040	3,000,000	3,151,189
Rev., AMT, 5.00%, 10/1/2040	5,350,000	5,427,549
Rev., AMT, 4.38%, 10/1/2045	1,690,000	1,592,481
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2042	1,750,000	1,852,706
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2043	2,250,000	2,367,130
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2044	2,250,000	2,355,557
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	2,014,720
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	5,000,000	5,082,628
Series 2024A, Rev., AMT, 5.50%, 12/31/2054	7,935,000	8,139,526
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Rev., AMT, 3.00%, 8/1/2031	3,070,000	2,910,486
Rev., AMT, A.G., 5.50%, 6/30/2038	2,000,000	2,256,833
Rev., AMT, A.G., 6.00%, 6/30/2045	1,500,000	1,650,208

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., AMT, 5.50%, 6/30/2054	3,800,000	3,853,731
Rev., AMT, A.G., 5.50%, 6/30/2059	1,990,000	2,086,858
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project
Series 2016A, Rev., AMT, 4.00%, 7/1/2041	1,765,000	1,663,502
Series 2016A, Rev., AMT, 5.25%, 1/1/2050	1,500,000	1,499,976
Onondaga Civic Development Corp., Syracuse University Project
Rev., 5.00%, 12/1/2031	1,250,000	1,420,363
Rev., 5.00%, 12/1/2034	1,675,000	1,976,048
Rev., 5.25%, 12/1/2045	1,150,000	1,263,061
Rev., 4.50%, 12/1/2050	5,000,000	4,961,701
Port Authority of New York and New Jersey, Consolidated
Series 248, Rev., 5.00%, 1/15/2032	1,700,000	1,944,478
Series 248, Rev., 5.00%, 1/15/2033	1,500,000	1,741,739
Series 249, Rev., AMT, 5.00%, 10/15/2035	1,500,000	1,701,608
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,067,503
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	513,618
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975,000	2,976,837
Series 248, Rev., 5.00%, 1/15/2042	1,635,000	1,800,020
Series 248, Rev., 5.00%, 1/15/2050	5,250,000	5,564,422
Series 93, Rev., 6.13%, 6/1/2094	6,000,000	6,010,052
Saratoga County Capital Resource Corp., WSWHE Boces Project
Rev., 5.00%, 7/1/2035	375,000	440,276
Rev., 5.00%, 7/1/2036	760,000	886,701
Rev., 5.00%, 7/1/2037	500,000	577,311
Rev., 5.00%, 7/1/2038	700,000	800,322
Rev., 5.00%, 7/1/2039	885,000	1,003,075
Rev., 5.00%, 7/1/2040	700,000	782,437
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,598,108
GO, 4.00%, 6/1/2036	2,125,000	2,223,223
GO, 4.00%, 6/1/2037	2,000,000	2,079,657
State of New York Mortgage Agency Homeowner Mortgage Series 227, Rev., 3.25%, 10/1/2050	2,530,000	2,510,153
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/1/2053	1,900,000	1,928,630
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	2,989,368
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,302,339
Town of Hempstead, GO, 4.00%, 5/1/2043	2,000,000	2,008,138
Town of Stony Point, GO, 5.00%, 8/15/2027	75,000	77,890
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000,000	4,067,453
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,113,860
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860,000	7,154,157
Series 2025A-2, Rev., 5.00%, 11/15/2036	3,275,000	3,832,253
Series 2025A-1, Rev., 5.00%, 11/15/2037	2,300,000	2,666,870
Series 2025A-2, Rev., 5.00%, 11/15/2037	4,500,000	5,217,789
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,500,000	2,648,913
Series 2025A, Rev., A.G., 4.50%, 12/1/2056	2,000,000	1,979,055
Series 2023A, Rev., 4.25%, 5/15/2058	1,000,000	942,639

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	10,000,000	10,812,190
Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,111,877
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	1,000,000	1,015,833
Series A, Rev., 5.00%, 6/1/2036	8,065,000	8,173,899
Utility Debt Securitization Authority, Rev., 5.00%, 12/15/2025	5,250,000	5,254,614
Village of Scotia, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,020,550
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	253,506
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021A, Rev., 5.00%, 7/1/2041 (b)	5,450,000	5,431,547
Series 2021A, Rev., 5.00%, 7/1/2056 (b)	9,000,000	7,940,156
Yonkers Industrial Development Agency, New Community School Project, Rev., 5.00%, 5/1/2042	1,445,000	1,544,409
Total New York		911,648,797
North Carolina — 1.6%
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	404,517
Series 2023B, COP, 5.00%, 6/1/2027	460,000	475,614
County of Buncombe, Limited Tax
Rev., 5.00%, 6/1/2031	1,350,000	1,519,975
Rev., 5.00%, 6/1/2034	1,000,000	1,171,455
Rev., 5.00%, 6/1/2035	675,000	795,051
County of Davidson, GO, 5.00%, 6/1/2027	35,000	36,282
County of Harnett, Limited Tax
Rev., 5.00%, 4/1/2031	180,000	201,886
Rev., 5.00%, 4/1/2032	1,210,000	1,367,866
Rev., 5.00%, 4/1/2034	1,000,000	1,161,217
County of Wake
Series 2025A, Rev., 5.00%, 5/1/2036	1,000,000	1,172,802
Series 2025A, Rev., 5.00%, 5/1/2037	625,000	726,618
Series 2025A, Rev., 5.00%, 5/1/2039	1,500,000	1,716,875
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c)	16,440,000	16,437,840
Fayetteville State University, Student Housing Project Series 2021, Rev., A.G., 5.00%, 4/1/2037	4,270,000	4,554,035
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	3,400,000	3,400,000
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	7,685,000	7,681,516
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,685,000	2,902,924
Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	6,980,000	7,636,970
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	7,500,000	8,430,789
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	11,000,000	12,574,599
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	2,000,000	2,279,979
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	2,250,000	2,257,947
State of North Carolina, Rev., 5.00%, 3/1/2033	15,345,000	16,417,649
Town of Cary Series 2021, GO, 4.00%, 9/1/2032	5,000,000	5,338,301
Total North Carolina		100,662,707

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2023A, Rev., 5.75%, 7/1/2053	1,925,000	2,031,945
Series 2025A, Rev., 6.00%, 1/1/2056	1,750,000	1,925,711
North Dakota Public Finance Authority, State Revolving Fund Program Series 2024A, Rev., 5.00%, 10/1/2042	2,160,000	2,376,295
Total North Dakota		6,333,951
Ohio — 3.4%
American Municipal Power, Inc., GreenUp Hydroelectric Project
Series 2025A, Rev., 5.00%, 2/15/2041	1,535,000	1,693,169
Series 2025A, Rev., 5.00%, 2/15/2042	1,000,000	1,091,677
Series 2025A, Rev., 5.00%, 2/15/2043	1,000,000	1,079,601
Series 2025A, Rev., 5.00%, 2/15/2045	1,620,000	1,726,535
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	10,500,000	11,404,117
Series 2020A-2, Rev., 4.00%, 6/1/2037	6,600,000	6,525,116
Series 2020A-2, Rev., 4.00%, 6/1/2038	3,750,000	3,658,746
Series 2020B-2, Rev., 5.00%, 6/1/2055	36,200,000	30,482,648
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	83,110,000	7,280,004
Columbus Regional Airport Authority, John Glenn Columbus International Airport Series 2025A, Rev., AMT, 5.00%, 1/1/2038	3,400,000	3,717,812
Columbus-Franklin County Finance Authority, The Landmark on Scioto, Rev., 3.19%, 6/1/2029 (c)	3,000,000	3,001,029
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,960,000	2,174,923
County of Hamilton Sales Tax, Rev., BAN, 5.00%, 12/1/2026 (e)	15,000,000	15,331,909
County of Hamilton, Life Enriching Communities Project
Rev., 5.00%, 1/1/2042	1,115,000	1,129,516
Rev., 5.25%, 1/1/2045	1,000,000	1,012,062
Rev., 5.50%, 1/1/2050	1,750,000	1,786,432
Rev., 5.50%, 1/1/2055	1,500,000	1,525,653
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	113,546
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 4.00%, 12/1/2048	800,000	760,936
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	12,900,000	13,218,667
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,088,599
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	4,000,000	4,000,470
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	2,026,057
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	5,035,000	5,115,208
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 2.85%, 12/10/2025 (c)	20,000,000	20,000,000
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	138,845
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2026	35,000	35,422
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,531,019
Series 2023A, Rev., 5.00%, 12/1/2038	1,540,000	1,738,493
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	2,350,000	2,350,000
Ohio Water Development Authority, Drinking Water Assistance
Series 2025A, Rev., 5.00%, 12/1/2036	5,100,000	5,970,871
Series 2024A, Rev., 5.00%, 12/1/2038	1,300,000	1,476,700
Series 2025A, Rev., 5.00%, 12/1/2041	2,000,000	2,241,834

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2025A, Rev., 5.00%, 12/1/2042	10,425,000	11,554,663
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	46,087
Series 2019A, Rev., 5.00%, 6/1/2029	16,390,000	17,669,889
Series 2020A, Rev., 5.00%, 12/1/2050	1,000,000	1,033,062
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055 (e)	2,000,000	2,032,666
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,117,891
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	623,795
Series 2024B, Rev., 5.00%, 12/1/2042	1,000,000	1,072,823
Series 2024B, Rev., 5.00%, 12/1/2044	900,000	948,770
Series 2024B, Rev., 5.00%, 12/1/2063	4,000,000	4,059,386
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation
Series 2025A, Rev., 5.00%, 10/1/2034	3,000,000	3,524,155
Series 2025A, Rev., 5.00%, 10/1/2035	3,000,000	3,547,881
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	1,935,000	2,147,701
State of Ohio, Common School Series 2021B, GO, 5.00%, 9/15/2031	210,000	238,442
State of Ohio, Culture and Sports Facilities Building Fund Projects
Series 2025A, Rev., 5.00%, 4/1/2028	1,250,000	1,318,616
Series 2025A, Rev., 5.00%, 4/1/2029	1,250,000	1,347,277
Series 2025A, Rev., 5.00%, 4/1/2030	1,000,000	1,100,504
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	36,578
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700,000	1,703,310
Total Ohio		211,551,112
Oklahoma — 0.8%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project
Series 2025A, Rev., 5.00%, 7/1/2031	1,250,000	1,407,308
Series 2025A, Rev., 5.00%, 7/1/2032	1,175,000	1,341,612
Series 2025A, Rev., 5.00%, 7/1/2034	1,050,000	1,223,272
Oklahoma County Independent School District No. 89 Oklahoma City Series 2025A, GO, 4.00%, 7/1/2028	2,500,000	2,583,974
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.25%, 8/15/2048	5,550,000	5,534,297
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	9,595,000	9,613,174
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	3,995,000	4,496,662
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	8,545,000	9,654,017
Oklahoma Water Resources Board, Clean Water Program
Series 2025A, Rev., 5.00%, 4/1/2045	1,200,000	1,291,696
Series 2025A, Rev., 5.00%, 4/1/2046	3,300,000	3,524,271
Oklahoma Water Resources Board, State Loan Program
Series 2024A, Rev., 5.00%, 10/1/2037	1,000,000	1,098,284
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,317,940
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,088,706

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,715,261
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,182,670
Total Oklahoma		49,073,144
Oregon — 0.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	15,500,000	10,323,113
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250,000	929,858
Series A, GO, Zero Coupon, 6/15/2036	1,000,000	666,638
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.80%, 12/1/2025 (c)	9,875,000	9,875,000
State of Oregon, Article XI-F Project
Series 2025F, GO, 5.00%, 8/1/2029	1,470,000	1,601,083
Series 2025F, GO, 5.00%, 8/1/2031	1,000,000	1,134,990
Series 2025F, GO, 5.00%, 8/1/2034	425,000	502,504
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	302,267
Series 2022, Rev., 5.00%, 7/1/2028	400,000	414,380
Total Oregon		25,749,833
Other — 0.0% ^
FHLMC Multifamily VRD Certificates, Rev., 4.50%, 6/25/2042 (c)	2,698,180	2,764,264
Pennsylvania — 3.4%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2048	1,500,000	1,581,554
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2053	1,000,000	1,045,276
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.00%, 12/1/2025 (c)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, University Refunding Duquesne University
Rev., 5.00%, 3/1/2042	2,550,000	2,748,101
Series 2024, Rev., 5.00%, 3/1/2043	1,000,000	1,063,673
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2030	5,000,000	5,214,147
Series 2018A, Rev., 5.00%, 4/1/2031	3,800,000	3,962,766
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2032	1,800,000	1,915,305
Series 2019A, Rev., 5.00%, 7/15/2034	4,000,000	4,234,826
Allegheny County Sanitary Authority
Rev., 5.00%, 12/1/2039	1,000,000	1,128,136
Rev., 5.00%, 12/1/2040	500,000	558,138
Allegheny County Sanitary Authority, Sewer
Series 2024, Rev., 5.00%, 12/1/2027	1,250,000	1,306,246
Series 2024, Rev., 5.00%, 12/1/2031	1,060,000	1,199,803
Bucks County Water and Sewer Authority
Series 2022A, Rev., A.G., 5.00%, 12/1/2032	115,000	130,293
Series 2022A, Rev., A.G., 5.00%, 12/1/2033	105,000	119,537
Series 2022A, Rev., A.G., 5.00%, 12/1/2036	380,000	425,680
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,043,785
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	1,120,000	1,133,106

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2028	2,620,000	2,755,929
Rev., 5.00%, 6/1/2029	1,120,000	1,177,826
Rev., 5.00%, 6/1/2035	200,000	208,492
Commonwealth of Pennsylvania Series 2024B, GO, 4.00%, 8/15/2041	4,870,000	4,939,063
County of Delaware
GO, 5.00%, 8/1/2037	690,000	781,577
GO, 5.00%, 8/1/2038	1,000,000	1,123,326
GO, 5.00%, 8/1/2039	1,095,000	1,221,375
GO, 5.00%, 8/1/2040	1,000,000	1,108,462
GO, 5.00%, 8/1/2041	1,610,000	1,766,035
GO, 5.00%, 8/1/2042	1,385,000	1,510,565
GO, 5.00%, 8/1/2043	1,240,000	1,336,739
GO, 5.00%, 8/1/2044	1,900,000	2,038,386
GO, 5.00%, 8/1/2045	1,510,000	1,608,934
GO, 5.00%, 8/1/2046	2,040,000	2,157,288
GO, 5.00%, 8/1/2047	2,075,000	2,190,588
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	174,397
Delaware River Port Authority
Rev., 5.00%, 1/1/2037	3,500,000	4,029,602
Rev., 5.00%, 1/1/2038	6,250,000	7,135,592
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,037,017
Erie City Water Authority Series 2019B, Rev., A.G., 5.00%, 12/1/2032	1,235,000	1,343,573
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	455,000	461,663
Series 2020A, Rev., 5.00%, 4/1/2050	4,500,000	4,574,993
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	4,000,000	4,025,665
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	460,000	477,079
Series 2018A, Rev., 4.00%, 9/1/2038	3,085,000	3,071,308
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300,000	270,336
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	25,355,000	26,017,250
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	2,255,000	2,017,323
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,475,000	1,422,350
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System Series 2024A, Rev., A.G., 4.00%, 1/1/2042	1,250,000	1,247,624
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	6,070,000	6,173,792
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000,000	5,020,887
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-1, Rev., 5.25%, 11/1/2043	1,310,000	1,399,628
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	8,290,000	8,776,698
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,925,000	2,083,884
Series 2024 -147A, Rev., 6.25%, 10/1/2054	988,361	1,086,461
Series 2024-146A, Rev., 6.25%, 10/1/2054	980,000	1,072,025

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2025-150A, Rev., 6.25%, 10/1/2055	13,000,000	14,726,263
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	109,808
Series A-1, Rev., 5.00%, 12/1/2031	60,000	62,680
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	577,624
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,145,966
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,103,602
Pennsylvania Turnpike Commission, Subordinate
Series 2024-1, Rev., 5.00%, 12/1/2029	1,200,000	1,303,295
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	838,969
Series 2021B, Rev., 4.00%, 12/1/2038	1,500,000	1,530,198
Series 2021B, Rev., 4.00%, 12/1/2039	2,250,000	2,283,632
Series 2023, Rev., 5.00%, 12/1/2040	1,000,000	1,100,623
Series 2021A, Rev., 4.00%, 12/1/2043	1,000,000	968,498
Philadelphia Authority for Industrial Development, City Service Agreement Rebuild Project
Series 2025A, Rev., 5.00%, 12/1/2036	2,500,000	2,885,324
Series 2025A, Rev., 5.00%, 12/1/2037	2,500,000	2,859,048
Series 2025A, Rev., 5.00%, 12/1/2038	4,000,000	4,566,535
Series 2025A, Rev., 5.00%, 12/1/2039	3,540,000	4,023,252
Series 2025A, Rev., 5.00%, 12/1/2040	2,000,000	2,257,601
Series 2025A, Rev., 5.00%, 12/1/2041	2,175,000	2,435,679
Series 2025A, Rev., 5.00%, 12/1/2042	2,000,000	2,210,097
Series 2025A, Rev., 5.00%, 12/1/2043	2,000,000	2,183,787
Series 2025A, Rev., 5.00%, 12/1/2044	2,200,000	2,373,420
Philadelphia Authority for Industrial Development, Thomas Jefferson University Series 2017A, Rev., 5.00%, 9/1/2042	3,290,000	3,319,575
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	938,531
Series 2023A, Rev., 5.00%, 11/1/2040	2,185,000	2,399,644
Philadelphia Gas Works Co., 1998 General Ordinance Series 17A, Rev., 5.00%, 8/1/2035	1,250,000	1,440,684
Redevelopment Authority of the City of Philadelphia, Service Agreement
Series 2024B, Rev., 5.00%, 9/1/2043	1,100,000	1,179,633
Series 2024B, Rev., 5.00%, 9/1/2044	725,000	772,534
School District of the City of Erie (The), Limited Tax Series 2019A, GO, A.G., 4.00%, 4/1/2033	1,150,000	1,174,262
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	166,859
GO, 4.00%, 1/1/2042	970,000	973,829
GO, 4.00%, 1/1/2047	700,000	666,460
Wilkes-Barre Area School District, GO, 3.75%, 4/15/2044	1,500,000	1,349,741
Total Pennsylvania		210,581,757
Puerto Rico — 1.3%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	41,470,000	8,534,074
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	6,500,000	6,648,220
Puerto Rico Public Finance Corp. Series 2001E, Rev., A.G. - CR, 6.00%, 8/1/2026 (d)	10,000,000	10,206,613
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	2,641,000	2,338,337
Series A-2, Rev., 4.33%, 7/1/2040	10,000,000	9,736,145
Series A-1, Rev., Zero Coupon, 7/1/2046	27,500,000	9,329,369

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Puerto Rico — continued
Series A-1, Rev., Zero Coupon, 7/1/2051	4,770,000	1,182,676
Series A-1, Rev., 5.00%, 7/1/2058	34,691,000	33,740,952
Total Puerto Rico		81,716,386
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Brynt University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,519,057
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,831,277
Rev., 5.00%, 6/1/2042	2,030,000	2,172,112
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,057,945
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,251,363
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	1,039,491
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	1,028,058
Rhode Island Housing and Mortgage Finance Corp., Homeowenership
Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	705,000	730,464
Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2049	1,000,000	1,034,504
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2044	4,035,000	4,357,867
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	79,109
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	10,000,000	9,967,791
Total Rhode Island		27,069,038
South Carolina — 0.8%
Charleston County Airport District, Rev., 5.00%, 7/1/2035	250,000	266,304
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project
Series 2024, Rev., 5.00%, 12/1/2026	1,000,000	1,022,859
Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,047,987
Series 2024, Rev., 5.00%, 12/1/2028	1,325,000	1,419,815
Clemson University Series 2025A, Rev., 5.00%, 5/1/2043	1,000,000	1,084,588
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,000,000	1,978,147
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	1,300,000	1,433,521
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 12/9/2025	5,000,000	5,002,341
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project
Rev., 5.25%, 5/15/2045 (e)	1,000,000	1,045,221
Rev., 5.25%, 11/15/2050 (e)	5,000,000	5,166,056
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,670,000	2,895,828
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	9,000,000	9,177,921
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024A, Rev., 5.50%, 11/1/2054	1,000,000	1,064,284
South Carolina Public Service Authority
Series 2025A, Rev., 5.00%, 12/1/2043	1,500,000	1,600,750
Series 2025A, Rev., 5.00%, 12/1/2046	3,000,000	3,142,745
Series 2025B, Rev., 5.00%, 12/1/2048	2,750,000	2,867,501
South Carolina Public Service Authority, Santee Cooper Series 2024A, Rev., 5.25%, 12/1/2049	2,000,000	2,114,716
South Carolina State Housing Finance and Development Authority Series 2025B, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	5,000,000	5,701,062

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Town of Mount Pleasant Series 2025, Rev., 5.00%, 6/1/2039	1,110,000	1,273,973
Town of Mount Pleasant Water and Sewer
Series 2025, Rev., 5.00%, 6/1/2037	1,115,000	1,299,757
Series 2025, Rev., 5.00%, 6/1/2038	1,190,000	1,375,684
Total South Carolina		51,981,060
South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford
Series 2025B, Rev., 5.00%, 11/1/2037	1,000,000	1,129,274
Series 2025B, Rev., 5.00%, 11/1/2039	1,100,000	1,236,321
Series 2025B, Rev., 5.00%, 11/1/2040	1,200,000	1,337,925
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,470,000	1,645,664
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	2,240,000	2,548,094
Total South Dakota		7,897,278
Tennessee — 2.0%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,204,143
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,982,638
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	186,687
City of Memphis Memphis Light Gas and Water Division Electric System
Rev., 5.00%, 12/1/2037	1,750,000	2,021,008
Rev., 5.00%, 12/1/2038	1,925,000	2,205,037
Rev., 4.25%, 12/1/2044	3,000,000	3,006,871
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	132,289
County of Sullivan, GO, 5.00%, 5/1/2026	30,000	30,297
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	475,647
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	467,000
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	539,852
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,299,933
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	1,017,256
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	453,749
Series 2023, Rev., 5.00%, 5/1/2038	400,000	435,302
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2031	2,000,000	2,117,288
GO, 4.00%, 7/1/2036	11,130,000	11,299,236
Metropolitan Government of Nashville and Davidson County Water and Sewer
Rev., 5.00%, 7/1/2036	2,500,000	2,890,486
Rev., 5.00%, 7/1/2038	3,000,000	3,414,634
Rev., 5.00%, 7/1/2044	2,500,000	2,692,895
Rev., 5.00%, 7/1/2050	2,500,000	2,625,476
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000,000	2,149,958
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	10,100,000	10,488,842
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	508,964

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680,000	1,723,704
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000,000	5,042,631
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c) (e)	2,625,000	2,869,355
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	6,555,000	6,926,105
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,050,000	1,129,695
Series 2024A, Rev., 5.25%, 9/1/2034	2,960,000	3,322,290
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	100,000	82,003
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	104,518
Series 2019A, Rev., 5.75%, 10/1/2059	7,940,000	5,071,942
State of Tennessee Series 2023A, GO, 5.00%, 5/1/2038	5,000,000	5,627,695
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,330,000	10,523,478
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	15,315,000	15,843,753
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	7,600,000	8,357,221
Total Tennessee		122,269,878
Texas — 10.6%
Alvin Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 2/15/2033	1,040,000	1,193,142
Arlington Higher Education Finance Corp., Lifeschool of Dallas
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	155,000	160,387
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2028	105,000	110,711
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2033	290,000	331,051
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2034	295,000	337,735
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2035	240,000	272,413
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2036	420,000	472,828
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	162,501
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	150,728
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	158,158
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	139,589
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	109,520
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2036	5,000,000	5,701,081
Austin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2026	2,000,000	2,031,527
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,094,216
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,085,756
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project, Rev., 5.00%, 8/1/2026	85,000	86,187
Cedar Hill Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,900,000	2,173,483
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2050	4,000,000	3,725,238
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000,000	996,752
Central Texas Turnpike System, First Tier
Series 2024B, Rev., 5.00%, 5/15/2030 (c)	3,500,000	3,768,055
Series 2024A, Rev., 5.00%, 8/15/2032	2,000,000	2,270,049

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	8,000,000	9,137,789
Series 2024C, Rev., 5.00%, 8/15/2034	6,540,000	7,524,595
City of Austin
GO, 5.00%, 9/1/2041	4,000,000	4,466,466
GO, 5.00%, 9/1/2042	4,000,000	4,425,777
GO, 5.00%, 9/1/2043	5,500,000	6,023,644
GO, 5.00%, 9/1/2044	5,250,000	5,704,281
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,087,793
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,001,360
City of Bryan Waterworks and Sewer Series 2025, Rev., 4.25%, 7/1/2045	2,750,000	2,709,752
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	367,248
City of Dallas Housing Finance Corp., Rosemont at Ash Creek Apartments Series 2023, Rev., VRDO, FHA, 5.00%, 12/1/2025 (c)	2,750,000	2,750,000
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054	5,940,000	5,778,885
City of Garland Electric Utility System
Rev., A.G., 5.00%, 3/1/2026	1,000,000	1,005,711
Rev., A.G., 5.00%, 3/1/2031	1,000,000	1,109,464
Rev., 5.00%, 11/15/2036	1,000,000	1,143,941
City of Georgetown Series 2022, GO, 4.00%, 8/15/2041	2,410,000	2,395,020
City of Georgetown, Utilities System Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,504,030
City of Grand Prairie Series 2023, GO, 4.00%, 2/15/2037	600,000	619,592
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	2,825,000	2,872,503
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,955,000	1,988,720
Series 2020C, Rev., AMT, 5.00%, 7/15/2027	3,500,000	3,560,368
Series 2025B, Rev., AMT, 5.25%, 7/15/2029 (e)	2,400,000	2,509,982
Series 2025B, Rev., AMT, 5.25%, 7/15/2030 (e)	5,700,000	6,023,458
Series 2025B, Rev., AMT, 5.25%, 7/15/2031 (e)	3,500,000	3,725,129
Series 2025B, Rev., AMT, 5.25%, 7/15/2032 (e)	6,250,000	6,695,812
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	6,250,000	6,727,092
Series 2025B, Rev., AMT, 5.25%, 7/15/2033 (e)	5,000,000	5,381,558
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	11,300,000	12,235,304
Series 2025B, Rev., AMT, 5.25%, 7/15/2034 (e)	6,000,000	6,459,596
Series 2025B, Rev., AMT, 5.50%, 7/15/2035 (e)	5,260,000	5,722,750
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	48,055
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (d)	2,000,000	2,398,112
City of Mansfield, Combination Tax, GO, 5.00%, 2/15/2044	2,000,000	2,145,445
City of Mesquite, Combination tax, GO, 4.13%, 2/15/2040	1,665,000	1,681,771
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	3,260,000	3,087,656
City of Round Rock, GO, 5.00%, 8/15/2026	1,180,000	1,199,441
City of San Antonio
Series 2024, GO, 5.00%, 2/1/2027	1,000,000	1,028,801
GO, 5.00%, 2/1/2035	7,500,000	8,736,937
Series 2024C, Rev., 5.50%, 2/1/2049	4,000,000	4,340,164
City of San Antonio Electric and Gas Systems Series 2024B, Rev., 5.00%, 2/1/2038	1,500,000	1,676,520
City of Waco Series 2024, GO, 5.00%, 2/1/2026	1,900,000	1,907,391

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Waco, Combination Tax Series 2024A, GO, 5.00%, 2/1/2026	1,000,000	1,003,890
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2026	600,000	609,377
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,037,803
Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860,000	1,886,681
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	251,829
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	286,877
Rev., PSF-GTD, 4.63%, 4/1/2050	4,600,000	4,517,495
Coastal Water Authority, City of Houston Projects, Rev., 5.00%, 12/15/2025	5,115,000	5,120,428
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,170,000	2,172,185
County of Bexar, Combination Tax, GO, 5.00%, 6/15/2042	2,115,000	2,285,269
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., A.G., 5.00%, 3/1/2035	1,000,000	1,143,257
Series 2024, Rev., A.G., 5.00%, 3/1/2036	1,000,000	1,132,473
Rev., A.G., 5.00%, 3/1/2044	2,500,000	2,647,177
Rev., A.G., 5.00%, 3/1/2045	2,000,000	2,111,926
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055 (e)	5,000,000	4,939,726
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2039	1,500,000	1,674,152
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000,000	1,965,809
County of Hays, Limited Tax, GO, 5.00%, 2/15/2026	20,000	20,096
County of Williamson, Limited Tax, GO, 5.00%, 2/15/2026	40,000	40,196
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	3,092,623
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,000,000	5,436,097
Crowley Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2040 (e)	1,000,000	1,110,485
GO, PSF-GTD, 5.00%, 2/1/2041 (e)	1,415,000	1,556,858
GO, PSF-GTD, 5.00%, 2/1/2042 (e)	2,180,000	2,373,258
GO, PSF-GTD, 5.00%, 2/1/2043 (e)	1,000,000	1,078,543
GO, PSF-GTD, 5.00%, 2/1/2044 (e)	1,250,000	1,338,636
GO, PSF-GTD, 5.00%, 2/1/2045 (e)	1,000,000	1,066,218
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2043	2,000,000	2,114,655
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (d)	9,905,000	9,905,000
Dallas Fort Worth International Airport
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	25,000,000	26,444,025
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2032 (c)	10,000,000	10,939,509
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865,000	2,752,310
Frisco Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2036	1,105,000	1,245,156
Georgetown Independent School District, GO, PSF-GTD, 5.50%, 2/15/2037	4,250,000	5,079,643
Glen Rose Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,092,679
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,086,041
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier
Series 2018A, Rev., 5.00%, 10/1/2043	8,500,000	8,721,303
Series 2020C, Rev., 4.00%, 10/1/2045	5,835,000	5,487,371
Series 2020C, Rev., 4.00%, 10/1/2049	3,395,000	3,146,752
Harris County-Houston Sports Authority, Senior Lien Series 2024A, Rev., A.G., 5.00%, 11/15/2026	3,500,000	3,570,807

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (c)	7,000,000	7,092,298
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,000,000	4,118,547
Irving Independent School District, GO, PSF-GTD, 5.00%, 2/15/2037	5,485,000	6,289,662
Katy Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2033	2,000,000	2,284,666
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2034	1,200,000	1,385,709
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village, Rev., 3.15%, 5/1/2029 (c)	6,500,000	6,483,492
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2041	12,500,000	12,671,566
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	7,000,000	6,444,732
Lockhart Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2033	1,060,000	1,222,208
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2026	1,000,000	1,010,660
Series 2024, Rev., 5.00%, 5/15/2036	4,000,000	4,464,031
Rev., 5.00%, 5/15/2040	4,750,000	5,131,763
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2025A, Rev., 5.00%, 5/15/2033	2,000,000	2,277,661
Rev., 4.00%, 5/15/2034	1,000,000	1,001,770
Series 2025A, Rev., 5.00%, 5/15/2034	1,750,000	2,011,785
Rev., 5.00%, 5/15/2035	155,000	161,906
Series 2025A, Rev., 5.00%, 5/15/2035	1,250,000	1,443,762
Mabank Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 8/15/2026	260,000	264,192
Mansfield Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2041	2,500,000	2,746,892
GO, PSF-GTD, 5.00%, 2/15/2044	3,500,000	3,730,267
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	6,050,000	5,592,605
Melissa Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2027	100,000	102,577
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2028	320,000	335,231
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2029	250,000	266,869
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2030	220,000	239,544
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2031	250,000	277,392
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,088,322
Mission Economic Development Corp., Graphic Packaging International LLC Project, Rev., AMT, 5.00%, 6/1/2030 (c)	3,500,000	3,636,906
Mission Economic Development Corp., Waste Management, Inc. Project Series 2020B, Rev., AMT, VRDO, 3.80%, 3/2/2026 (c)	1,875,000	1,875,000
Montgomery Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2030	2,910,000	3,178,191
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project
Series 2025, Rev., 5.25%, 1/1/2036	2,520,000	2,746,796
Series 2025, Rev., 5.25%, 1/1/2040	1,000,000	1,045,757
Series 2025, Rev., 5.38%, 1/1/2055	1,000,000	989,060
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project, Rev., 6.75%, 7/1/2044	1,000,000	1,023,931
North East Texas Regional Mobility Authority, Senior Lien
Series 2025A, Rev., 5.00%, 1/1/2033	525,000	590,089
Series 2025A, Rev., 5.00%, 1/1/2034	1,230,000	1,393,248
Series 2025A, Rev., 5.00%, 1/1/2036	1,000,000	1,131,669
Series 2025A, Rev., 5.00%, 1/1/2037	700,000	785,511
Series 2025A, Rev., 5.00%, 1/1/2038	1,000,000	1,112,827
Series 2025A, Rev., 5.00%, 1/1/2039	1,000,000	1,104,611

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2025A, Rev., 5.00%, 1/1/2041	1,390,000	1,502,792
Series 2025A, Rev., 5.00%, 1/1/2042	1,200,000	1,284,385
Series 2025A, Rev., 5.00%, 1/1/2043	1,100,000	1,168,683
Series 2025A, Rev., 5.25%, 1/1/2044	1,330,000	1,427,335
Series 2025A, Rev., 5.25%, 1/1/2045	1,500,000	1,603,127
Series 2025A, Rev., 5.25%, 1/1/2046	1,150,000	1,224,154
North East Texas Regional Mobility Authority, Subordinate Lien
Series 2025B, Rev., 5.00%, 1/1/2032	600,000	663,010
Series 2025B, Rev., 5.00%, 1/1/2033	650,000	724,885
Series 2025B, Rev., 5.00%, 1/1/2034	1,935,000	2,172,714
Series 2025B, Rev., 5.00%, 1/1/2035	750,000	846,045
Series 2025B, Rev., 5.00%, 1/1/2036	1,000,000	1,119,177
Series 2025B, Rev., 5.00%, 1/1/2037	600,000	665,875
Series 2025B, Rev., 5.00%, 1/1/2038	600,000	660,350
Series 2025B, Rev., 5.00%, 1/1/2039	600,000	655,485
Series 2025B, Rev., 5.00%, 1/1/2040	800,000	864,211
Series 2025B, Rev., 5.00%, 1/1/2041	880,000	942,378
Series 2025B, Rev., 5.00%, 1/1/2042	750,000	795,718
Series 2025B, Rev., 5.00%, 1/1/2043	750,000	788,139
Series 2025B, Rev., 5.25%, 1/1/2044	750,000	796,184
Series 2025B, Rev., 5.25%, 1/1/2045	725,000	766,472
Series 2025B, Rev., 5.25%, 1/1/2046	650,000	684,442
North Texas Municipal Water District, Rev., 5.00%, 6/1/2047	11,465,000	12,056,663
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2034	4,555,000	5,319,099
Rev., 5.00%, 9/1/2035	7,500,000	8,738,165
Rev., 5.00%, 9/1/2036	1,340,000	1,544,557
Rev., 5.00%, 9/1/2038	10,000,000	11,287,012
North Texas Tollway Authority, First Tier
Series 2023A, Rev., 5.00%, 1/1/2026	3,740,000	3,747,430
Series 2020A, Rev., 4.00%, 1/2/2038	5,000,000	5,047,732
Series 2025A, Rev., 5.00%, 1/1/2039	3,000,000	3,374,596
Series A, Rev., 4.00%, 1/1/2043	1,645,000	1,598,115
Northwest Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,720,383
Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2048	1,000,000	1,041,234
Pasadena Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2048	5,000,000	5,218,928
Permanent University Fund - University of Texas System
Series 2025A, Rev., 5.00%, 7/1/2035	2,000,000	2,360,977
Series 2016B, Rev., 4.00%, 7/1/2038	7,985,000	8,000,905
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	2,250,000	2,410,051
GO, PSF-GTD, 5.00%, 2/15/2030	3,000,000	3,287,756
GO, PSF-GTD, 4.00%, 2/15/2043	2,000,000	1,983,123
GO, PSF-GTD, 4.00%, 2/15/2044	3,250,000	3,174,672
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,450,000	1,642,279
State of Texas Series 2025B, GO, 5.00%, 8/1/2036	2,255,000	2,603,006
State of Texas, College Student Loan, GO, AMT, 5.00%, 8/1/2029	2,170,000	2,329,400

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2028	1,000,000	1,060,016
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c) (e)	7,000,000	7,805,477
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,215,000	2,399,607
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2026	1,110,000	1,124,106
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,441,580
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,148,574
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,651,443
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,495,000	2,339,872
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	18,275,000	20,301,772
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020B-1, Rev., 4.00%, 11/15/2027	1,795,000	1,773,799
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2037	2,500,000	2,875,323
GO, PSF-GTD, 5.00%, 8/1/2038	2,500,000	2,849,443
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	160,171
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply
Series 2023A, Rev., 5.50%, 1/1/2030 (c)	5,000,000	5,354,665
Series 2023B, Rev., 5.50%, 1/1/2034 (c)	12,825,000	14,565,261
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	18,520,000	20,419,754
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019A, Rev., 4.00%, 12/31/2039	1,130,000	1,107,749
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project
Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,835,000	3,001,047
Rev., AMT, 5.00%, 6/30/2058	2,000,000	1,952,001
Texas Public Finance Authority, Texas Southern University
Series 2023, Rev., 5.00%, 5/1/2026	500,000	503,708
Series 2023, Rev., 5.00%, 5/1/2027	625,000	641,526
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (c)	3,000,000	3,010,516
Texas Transportation Finance Corp. Subordinate Tier
Series 2025A, Rev., 5.00%, 10/1/2042	6,500,000	7,140,006
Series 2025A, Rev., 5.00%, 10/1/2043	5,500,000	5,979,871
Texas Water Development Board
Rev., 5.00%, 4/15/2036	1,500,000	1,760,714
Series 2023A, Rev., 5.00%, 10/15/2037	1,700,000	1,920,530
Rev., 5.00%, 10/15/2042	5,000,000	5,515,627
Series 2023A, Rev., 5.00%, 10/15/2058	1,725,000	1,778,628
Texas Water Development Board, State Water Implementation Fund
Series 2018B, Rev., 5.00%, 4/15/2030	7,000,000	7,473,489
Series 2024A, Rev., 4.25%, 10/15/2051	1,160,000	1,125,315
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,252,022
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,303,064
Series 2023, Rev., 5.00%, 8/1/2038	1,220,000	1,339,493
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	60,000	60,227

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Weslaco Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	670,000	762,042
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,128,760
Wylie Independent School District, GO, PSF-GTD, 5.00%, 8/15/2039	2,695,000	2,984,366
Total Texas		665,530,548
Utah — 1.3%
City of Salt Lake City, Airport System Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,509,215
City of Salt Lake City, International Airport Series 2025A, Rev., AMT, 5.25%, 7/1/2043	3,080,000	3,301,357
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	105,000	111,551
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	35,000,000	35,000,000
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project
Series 2025B, Rev., A.G., 5.25%, 6/1/2045	1,000,000	1,077,028
Series 2025B, Rev., A.G., 5.50%, 6/1/2050	3,000,000	3,252,119
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2033	1,465,000	1,647,792
Series 2023A, Rev., 5.00%, 7/1/2036	1,190,000	1,314,323
Series 2022A, Rev., 5.00%, 7/1/2037	3,855,000	4,171,165
Series 2023A, Rev., 5.00%, 7/1/2037	2,305,000	2,530,889
Series 2024A, Rev., 5.00%, 7/1/2037	2,600,000	2,898,111
Series 2024A, Rev., 5.00%, 7/1/2040	1,610,000	1,754,164
Mida Cormont Public Infrastructure District, Limited Tax Series 2025A-1, GO, 6.25%, 6/1/2055 (b)	1,000,000	1,052,965
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-1, Rev., 5.13%, 6/15/2054 (b)	2,000,000	1,993,376
Utah Housing Corp., Single Family Mortgage
Rev., 3.00%, 9/1/2029 (c)	2,400,000	2,390,212
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	6,865,000	7,664,464
Utah Infrastructure Agency Series 2021, Rev., 4.00%, 10/15/2029	1,210,000	1,219,272
Utah Infrastructure Agency, Clearfield City Project, Rev., 4.00%, 10/15/2040	915,000	921,930
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2028	1,000,000	1,025,404
Rev., 4.00%, 10/15/2038	1,560,000	1,583,864
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Rev., 5.25%, 6/1/2034	325,000	370,000
Rev., 5.25%, 6/1/2035	580,000	657,435
Utah Transit Authority, Sales Tax
Rev., 5.00%, 12/15/2037	1,250,000	1,454,580
Rev., 5.00%, 6/15/2040	1,580,000	1,763,173
Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,358,768
Total Utah		83,023,157
Virginia — 1.0%
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	181,955
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2029	100,000	108,251
County of Spotsylvania Water and Sewer System Series 2024, Rev., 4.00%, 12/1/2046	1,125,000	1,097,757
County of Spotsylvania, Public Improvement, GO, 5.00%, 7/15/2029	85,000	90,358
Fairfax County Industrial Development Authority, Rev., 4.00%, 5/15/2042	3,675,000	3,638,573
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (c)	2,465,000	2,494,110

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Prince William County Service Authority, Water and Sewer System
Rev., 5.00%, 7/15/2032	1,000,000	1,148,995
Rev., 5.00%, 7/15/2033	1,000,000	1,163,761
Rev., 5.00%, 7/15/2038	1,000,000	1,152,188
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2023B, Rev., 5.00%, 2/1/2033	150,000	173,104
Series 2023A, Rev., 4.00%, 9/1/2040	1,385,000	1,409,789
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project, Rev., NATL - RE, 5.25%, 1/1/2026	1,120,000	1,122,432
Virginia Housing Development Authority Series 2025G, Rev., 3.13%, 4/1/2027 (c)	8,000,000	7,999,910
Virginia Port Authority
Rev., 5.00%, 7/1/2038	1,500,000	1,710,731
Rev., 5.00%, 7/1/2040	1,750,000	1,957,459
Rev., 5.00%, 7/1/2044	1,365,000	1,465,324
Virginia Public Building Authority
Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	5,004,125
Series 2024A, Rev., 5.00%, 8/1/2043	6,660,000	7,217,652
Virginia Public School Authority, 1997 Resolution
Series 2025A, Rev., 5.00%, 8/1/2037	3,840,000	4,472,441
Series 2025A, Rev., 5.00%, 8/1/2038	2,210,000	2,546,777
Virginia Small Business Financing Authority Series 2021, Rev., 4.00%, 12/1/2051	1,145,000	966,275
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project
Rev., AMT, 4.00%, 7/1/2032	250,000	255,742
Rev., AMT, 4.00%, 1/1/2036	2,000,000	2,009,670
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project
Rev., AMT, 5.00%, 12/31/2052	7,030,000	6,824,114
Rev., AMT, 5.00%, 12/31/2056	5,880,000	5,653,489
Total Virginia		61,864,982
Washington — 1.7%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax, GO, 4.00%, 12/1/2036	1,000,000	1,030,455
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2021S-1, Rev., 4.00%, 11/1/2040	1,950,000	1,994,379
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670,000	1,708,848
City of Seattle, Municipal Light and Power
Rev., 5.00%, 2/1/2036	5,000,000	5,839,055
Series 2021A, Rev., 4.00%, 7/1/2047	5,000,000	4,633,373
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2026	1,165,000	1,167,215
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2038	5,000,000	5,001,005
County of Snohomish, Limited Tax, GO, 4.00%, 12/1/2039	1,470,000	1,518,522
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,769,328
Energy Northwest, Project 1
Series 2017A, Rev., 5.00%, 7/1/2028	55,000	57,097
Series 2025A, Rev., 5.00%, 7/1/2032	2,000,000	2,293,224
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	5,000,000	5,417,300
King and Pierce Counties Valley Regional Fire Authority, Unlimited Tax
GO, A.G., 5.00%, 12/1/2034	1,000,000	1,166,792
Series 2024, GO, A.G., 5.00%, 12/1/2036	1,525,000	1,753,246
Series 2024, GO, A.G., 5.00%, 12/1/2037	1,000,000	1,139,213
Series 2024, GO, A.G., 5.00%, 12/1/2038	1,300,000	1,468,851

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2024, GO, A.G., 5.00%, 12/1/2039	1,085,000	1,218,198
Mason County School District No. 309 Shelton, Unlimited Tax, GO, 5.00%, 12/1/2029	45,000	46,574
Pierce County School District No. 416 White River, Unlimited Tax, GO, 5.00%, 12/1/2025	50,000	50,000
State of Washington Motor Vehicle Fuel Tax
Series R-2025E, GO, 5.00%, 8/1/2029	6,860,000	7,464,175
Series 2025C, GO, 5.00%, 7/1/2030	5,040,000	5,583,816
Series R-2025E, GO, 5.00%, 8/1/2030	2,980,000	3,310,112
Series R2025C, GO, 5.00%, 7/1/2032	4,000,000	4,583,840
Series 2024D, GO, 5.00%, 6/1/2045	4,000,000	4,272,239
State of Washington, State and Local Agency Real and Personal Property Series 2015C, COP, 5.00%, 1/1/2029	55,000	55,095
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,436,847
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	9,000,000	9,234,108
Washington Health Care Facilities Authority, Commonspirit Health Series 2025A, Rev., 5.25%, 9/1/2050	2,000,000	2,090,818
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2025A, Rev., 5.00%, 3/1/2027	1,000,000	1,027,914
Series 2025A, Rev., 5.00%, 3/1/2028	750,000	783,916
Series 2025A, Rev., 5.00%, 3/1/2029	1,000,000	1,063,192
Series 2025A, Rev., 5.00%, 3/1/2030	1,000,000	1,080,293
Washington State Housing Finance Commission, Bayview Manor II Project
Series 2025B-2, Rev., 4.20%, 7/1/2029 (b)	1,130,000	1,130,058
Series 2025A, Rev., 6.00%, 7/1/2060 (b)	1,000,000	1,022,179
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio
Series 2025A, Rev., 5.50%, 7/1/2050 (b)	4,905,000	4,951,473
Series 2025A, Rev., 5.75%, 7/1/2060 (b)	5,000,000	5,102,495
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049	2,000,000	2,060,843
Series 2024, Rev., 5.00%, 7/1/2054	2,500,000	2,425,363
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (b)	1,920,000	1,956,611
Series 2020A, Rev., 5.00%, 1/1/2041 (b)	3,070,000	3,002,634
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (b)	1,215,000	1,331,255
Total Washington		106,241,951
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	7,000,000	7,105,634
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	1,800,000	1,946,118
Total West Virginia		9,051,752
Wisconsin — 1.5%
City of Milwaukee, Promissory Notes Series 2023N3, GO, A.G., 5.00%, 4/1/2032	1,655,000	1,852,540
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	169,224
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	188,211
Public Finance Authority, Rev., AMT, 5.75%, 12/31/2065	6,000,000	6,222,171
Public Finance Authority, AFCO Airport Real Estate Group
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	453,328
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	806,003

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	1,035,000	926,878
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	4,245,174	4,195,830
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,200,000	1,196,728
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530,000	6,642,948
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	555,003
Public Finance Authority, Georgia SR 400 Express Lanes Project, Rev., AMT, 5.75%, 6/30/2060	10,035,000	10,429,558
Public Finance Authority, Kahala Nui Project
Rev., 5.00%, 11/15/2026	275,000	278,763
Rev., 5.00%, 11/15/2027	290,000	298,327
Rev., 5.00%, 11/15/2028	380,000	396,694
Rev., 5.00%, 11/15/2029	300,000	317,543
Rev., 5.00%, 11/15/2030	240,000	257,586
Rev., 5.00%, 11/15/2031	440,000	477,356
Rev., 5.00%, 11/15/2032	460,000	502,888
Rev., 5.00%, 11/15/2034	680,000	746,770
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project
Series 2025B, Rev., 5.00%, 6/15/2030	160,000	168,916
Series 2025B, Rev., 5.25%, 6/15/2035	275,000	301,227
Series 2025A, Rev., 5.00%, 6/15/2037	1,000,000	1,092,259
Series 2025A, Rev., 5.00%, 6/15/2039	250,000	269,738
Series 2025B, Rev., 5.25%, 6/15/2045	550,000	563,838
Public Finance Authority, Senior Lien, Rev., AMT, 5.50%, 7/1/2044	4,745,000	4,907,862
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2026	50,000	50,499
Series 2025 1, GO, 5.00%, 5/1/2033	4,320,000	5,024,879
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,449,136
Series 2025-2, GO, 5.00%, 5/1/2038	3,950,000	4,561,402
University of Wisconsin Hospitals and Clinics
Series 2024C, Rev., VRDO, LIQ : US Bank NA, 2.85%, 12/1/2025 (c)	11,500,000	11,500,000
Series 2024B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,199,986
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2024A, Rev., 5.00%, 4/1/2028	1,530,000	1,607,021
Series 2024A, Rev., 5.00%, 4/1/2029	3,205,000	3,432,560
Series 2024A, Rev., 5.00%, 4/1/2030	3,365,000	3,673,415
Series 2024A, Rev., 5.00%, 4/1/2031	3,525,000	3,918,652
Series 2024A, Rev., 5.00%, 4/1/2035	1,515,000	1,761,467
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (d)	10,000	10,066
Series 2016A, Rev., 4.00%, 11/15/2046	1,590,000	1,468,445
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000,000	1,045,398
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,000,000	1,009,486
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	4,665,000	5,034,076
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	985,000	1,074,387
Total Wisconsin		93,039,064

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wyoming — 0.6%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	26,875,000	25,571,635
Wyoming Community Development Authority
Series 2023-1, Rev., 5.75%, 6/1/2053	3,950,000	4,149,008
Series 2024-1, Rev., 6.00%, 12/1/2054	2,450,000	2,651,788
Series 2025-3, Rev., 6.25%, 12/1/2055	4,195,000	4,683,803
Total Wyoming		37,056,234
Total Municipal Bonds (Cost $5,628,921,083)		5,737,138,868
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
1/23/2026 at USD 130.00, American Style
Notional Amount: USD 1,400,000,000
Counterparty: Exchange-Traded *	14,000	656,250
U.S. Treasury 30 Year Bond
1/23/2026 at USD 140.00, American Style
Notional Amount: USD 1,400,000,000
Counterparty: Exchange-Traded *	14,000	158,382
Total Call Options Purchased (Cost $3,062,500)		814,632
	SHARES
Short-Term Investments — 8.8%
Investment Companies — 8.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (f) (g) (Cost $548,762,986)	548,713,917	548,768,789
Total Investments — 100.3% (Cost $6,180,746,569)		6,286,722,289
Liabilities in Excess of Other Assets — (0.3)%		(19,756,511)
NET ASSETS — 100.0%		6,266,965,778

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,121	03/20/2026	USD	127,058,344	278,496
U.S. Treasury Long Bond	444	03/20/2026	USD	52,142,250	318,375
					596,871
Short Contracts
U.S. Treasury 10 Year Ultra Note	(337)	03/20/2026	USD	(39,155,188)	(156,335)
U.S. Treasury Ultra Bond	(168)	03/20/2026	USD	(20,317,500)	(151,360)
					(307,695)
					289,176

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of November 30, 2025:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	28,000	USD 2,800,000,000	USD 135.00	1/23/2026	(656,264)
Total Written Options Contracts (Premiums Received $ (2,187,500))						(656,264)

Abbreviations
USD	United States Dollar

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$183,981,906	$—	$183,981,906
Alaska	—	19,939,494	—	19,939,494
Arizona	—	135,108,460	—	135,108,460
Arkansas	—	3,367,600	—	3,367,600

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
California	$—	$357,469,095	$19,588,000	$377,057,095
Colorado	—	193,048,557	—	193,048,557
Connecticut	—	75,853,481	—	75,853,481
Delaware	—	8,150,182	—	8,150,182
District of Columbia	—	71,623,846	—	71,623,846
Florida	—	233,545,376	—	233,545,376
Georgia	—	262,076,869	—	262,076,869
Guam	—	4,854,596	—	4,854,596
Hawaii	—	19,606,589	—	19,606,589
Idaho	—	29,732,679	—	29,732,679
Illinois	—	336,218,989	—	336,218,989
Indiana	—	69,672,961	—	69,672,961
Iowa	—	24,368,891	—	24,368,891
Kansas	—	30,463,975	—	30,463,975
Kentucky	—	88,593,770	—	88,593,770
Louisiana	—	73,306,763	—	73,306,763
Maine	—	12,506,084	—	12,506,084
Maryland	—	68,880,163	—	68,880,163
Massachusetts	—	68,595,445	—	68,595,445
Michigan	—	89,112,517	—	89,112,517
Minnesota	—	24,640,342	—	24,640,342
Mississippi	—	25,044,856	—	25,044,856
Missouri	—	48,560,587	—	48,560,587
Montana	—	14,988,896	—	14,988,896
Nebraska	—	41,682,665	—	41,682,665
Nevada	—	15,762,852	3,760,000	19,522,852
New Hampshire	—	28,015,006	—	28,015,006
New Jersey	—	169,596,331	—	169,596,331
New Mexico	—	20,314,152	—	20,314,152
New York	—	911,648,797	—	911,648,797
North Carolina	—	100,662,707	—	100,662,707
North Dakota	—	6,333,951	—	6,333,951
Ohio	—	211,551,112	—	211,551,112
Oklahoma	—	49,073,144	—	49,073,144
Oregon	—	25,749,833	—	25,749,833
Other	—	2,764,264	—	2,764,264
Pennsylvania	—	210,581,757	—	210,581,757
Puerto Rico	—	81,716,386	—	81,716,386
Rhode Island	—	27,069,038	—	27,069,038
South Carolina	—	51,981,060	—	51,981,060
South Dakota	—	7,897,278	—	7,897,278
Tennessee	—	122,269,878	—	122,269,878
Texas	—	665,530,548	—	665,530,548
Utah	—	83,023,157	—	83,023,157
Virginia	—	61,864,982	—	61,864,982
Washington	—	106,241,951	—	106,241,951
West Virginia	—	9,051,752	—	9,051,752

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Wisconsin	$—	$93,039,064	$—	$93,039,064
Wyoming	—	37,056,234	—	37,056,234
Total Municipal Bonds	—	5,713,790,868	23,348,000	5,737,138,868
Options Purchased	814,632	—	—	814,632
Short-Term Investments
Investment Companies	548,768,789	—	—	548,768,789
Total Investments in Securities	$549,583,421	$5,713,790,868	$23,348,000	$6,286,722,289
Appreciation in Other Financial Instruments
Futures Contracts	$596,871	$—	$—	$596,871
Depreciation in Other Financial Instruments
Futures Contracts	$(307,695)	$—	$—	$(307,695)
Options Written
Call Options Written	(656,264)	—	—	(656,264)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(367,088)	$—	$—	$(367,088)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (a) (b)	$282,312,368	$1,970,908,583	$1,704,452,162	$—	$—	$548,768,789	548,713,917	$7,356,168	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.